As filed with the U.S. Securities and Exchange Commission on May 25, 2016

1933 Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

Pre-Effective Amendment No. ___ [  ]                                       Post-Effective Amendment No. ___ [  ]

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

(414) 287-3700
(Registrant’s Telephone Number)

James R. Arnold, President and Principal Executive Officer
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:

Thomas G. Sheehan, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

Title of Securities being Registered: Shares of the IS class of the Jackson Square Select 20 Growth Fund, Shares of the IS class of the Jackson Square SMID-Cap Growth Fund and Shares of the IS class of the Jackson Square Large-Cap Growth Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on June 24, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

DELAWARE POOLED® TRUST
2005 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103
(800) 231-8002

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
THE LARGE-CAP GROWTH EQUITY PORTFOLIO
THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO
THE SELECT 20 PORTFOLIO
TO BE HELD ON SEPTEMBER 12, 2016

A special meeting (the “Meeting”) of the shareholders of  The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio (each, a “Target Fund,” and collectively, the “Target Funds”), each a series of Delaware Pooled® Trust (the “Target Trust”) will be held on September 12, 2016 at 10:00 a.m. at the offices of Stradley Ronon Stevens & Young, LLP, 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103 to vote on the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

PROPOSAL:    TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE TARGET TRUST ON BEHALF OF THE TARGET FUNDS AND MANAGED PORTFOLIO SERIES (THE “ACQUIRING TRUST”), ON BEHALF OF THE JACKSON SQUARE LARGE-CAP GROWTH FUND, THE JACKSON SQUARE SMID-CAP GROWTH FUND AND THE JACKSON SQUARE SELECT 20 GROWTH FUND (THE “ACQUIRING FUNDS”), PROVIDING FOR: (A) THE ACQUISITION OF ALL OF THE ASSETS AND ASSUMPTION OF ALL OF THE LIABILITIES OF EACH TARGET FUND BY ITS CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR IS CLASS SHARES OF THE ACQUIRING FUND; (B) THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF SUCH TARGET FUND; AND (C) THE LIQUIDATION AND TERMINATION OF EACH TARGET FUND (THE “REORGANIZATION”).

Target Fund shareholders of record as of the close of business on June 20, 2016 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.  The shareholders of each Target Fund will vote separately on the Proposal.  The Proposal will be effected with respect to an individual Target Fund only if the Target Fund’s shareholders approve the Proposal.

The Board of Trustees of the Target Trust (the “Target Funds Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card. The Target Funds Board recommends that you cast your vote “for” the proposal as described in the accompanying proxy statement/prospectus.  If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.  Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

By order of the Board of Trustees,

[Signature]

Shawn K. Lytle
President, Chief Executive Officer and Trustee
[DATE], 2016

THE SELECT 20 PORTFOLIO
THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO
THE LARGE CAP GROWTH EQUITY PORTFOLIO
EACH A SERIES OF
DELAWARE POOLED® TRUST
2005 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103
(800) 231-8002

JACKSON SQUARE SELECT 20 GROWTH FUND
JACKSON SQUARE SMID-CAP GROWTH FUND
JACKSON SQUARE LARGE-CAP GROWTH FUND
EACH A SERIES OF
MANAGED PORTFOLIO SERIES
615 EAST MICHIGAN STEET
MILWAUKEE, WISCONSIN 53202
(414) 287-3700

PROXY STATEMENT/PROSPECTUS
[DATE], 2016

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio (each, a “Target Fund,” and collectively, the “Target Funds”), each a series of Delaware Pooled® Trust (the “Target Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of each Target Fund and also a prospectus for the Jackson Square Large-Cap Growth Fund, the Jackson Square SMID-Cap Growth Fund and the Jackson Square Select 20 Growth Fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds,” and, together with the Target Funds, the “Funds”), each a series of Managed Portfolio Series (the “Acquiring Trust”). The Target Funds and the Acquiring Funds are each a series of separate registered open-end management investment companies.  The following lists the Target Funds with the corresponding Acquiring Funds:

Target Fund	Corresponding Acquiring Fund (Share Class)

The Large-Cap Growth Equity Portfolio	Jackson Square Large-Cap Growth Fund (IS Class)
The Focus Smid-Cap Growth Equity Portfolio	Jackson Square SMID-Cap Growth Fund (IS Class)
The Select 20 Portfolio	Jackson Square Select 20 Growth Fund (IS Class)

A special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at the offices of Stradley Ronon Stevens & Young, LLP, 2005 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103 on September 12, 2016 at 10:00 a.m. At the Meeting, shareholders of the Target Funds will be asked to consider the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

PROPOSAL:   TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION (THE “AGREEMENT”) BETWEEN THE TARGET TRUST AND THE ACQUIRING TRUST, PROVIDING FOR: (a) THE ACQUISITION OF ALL OF THE ASSETS AND ASSUMPTION OF ALL OF THE LIABILITIES OF EACH TARGET FUND BY ITS CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR IS CLASS SHARES OF THE ACQUIRING FUND; (b) THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF SUCH TARGET FUND; AND (c) THE LIQUIDATION AND TERMINATION OF EACH TARGET FUND (EACH, A “REORGANIZATION”).

The total dollar value of the Acquiring Fund shares that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of a Target Fund that shareholders hold immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that, in general, shareholders are not expected to be required to pay any U.S. federal income tax in connection with the Reorganization. For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section titled “U.S. Federal Income Tax Considerations” below.

The Board of Trustees of the Target Funds (the “Target Funds Board”) has fixed the close of business on June 20, 2016 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of a Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). The shareholders of each individual Target Fund will vote separately on the Proposal. The Proposal will be effected with respect to an individual Target Fund only if the Target Fund’s shareholders approve the Proposal. Failure of a Target Fund’s shareholders to approve the Proposal will not prevent the Proposal from passing with respect to the other Target Funds. This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about July 19, 2016, to all shareholders eligible to vote on the Proposal.

The Target Funds Board has approved the Agreement and has determined that the Reorganization is in the best interests of each Target Fund and will not dilute the interests of the existing shareholders of each Target Fund. Accordingly, the Target Funds Board recommends that shareholders of the Target Funds vote “FOR” the Proposal. Because the shareholders of each Target Fund will vote separately on the Proposal, the Proposal will pass for a Target Fund if it is approved by that Target Fund’s shareholders, even if the Proposal is not approved by shareholders of the other Target Funds. If shareholders of a Target Fund do not approve the Proposal, the Target Funds Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the following materials:

•	Prospectus dated February 26, 2016 for the Target Funds (“Target Funds Prospectus”);

•	Supplement dated May 20, 2016 to the Target Funds Prospectus;

•	Statement of Additional Information dated February 26, 2016 for the Target Funds (“Target Funds SAI”);

•	Supplement dated March 28, 2016 to the Target Funds SAI;

•	Prospectus dated March 29, 2016 for the Acquiring Funds (“Acquiring Funds Prospectus”);

•	Supplements dated April 15, 2016, May 2, 2016 and May 5, 2016 to the Acquiring Funds Prospectus;

•	Statement of Additional Information dated March 29, 2016 for the Acquiring Funds (“Acquiring Funds SAI”); and

•
The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2015 (“Target Funds Annual Report”).  The financial highlights for the Target Funds contained in the Target Funds Annual Report are included in this Proxy Statement/Prospectus as Exhibit C.

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”). The Target Funds Prospectus is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the Acquiring Funds Prospectus accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Statement of Additional Information to this Proxy Statement/Prospectus (“Proxy Statement SAI”) also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Funds Prospectus, Target Funds SAI and Target Funds Annual Report are available on the Target Funds’ website at delawareinvestments.com/institutional/literature. Copies of these documents are also available at no cost by calling 800-231-8002 or by sending an e-mail request to CSSUPPORTTEAM@DELINVEST.COM. Copies of the Acquiring Funds SAI are available at no charge by calling the Acquiring Funds (toll-free) at 844-577-3863, by visiting the Acquiring Funds’ website at www.JSPFunds.com or by writing to the Acquiring Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.
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SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus, the Acquiring Funds Prospectus (which accompanies this Proxy Statement/Prospectus), the Target Funds Prospectus, the Acquiring Funds SAI, and the Target Funds SAI carefully for more complete information.

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?

You are receiving this Proxy Statement/Prospectus because you own shares in one or more of the Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Funds. This Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the Proposal. This document is both a proxy statement of the Target Funds and also a prospectus for the Acquiring Funds.

ON WHAT AM I BEING ASKED TO VOTE?

You are being asked to approve transitioning the Target Funds to a new fund family. Specifically, as a Target Fund shareholder, you are being asked to vote on the approval of the Agreement providing for the Reorganization of the Target Funds. The Agreement provides for the: (i) acquisition by the Acquiring Trust, on behalf of each Acquiring Fund, of all of the property, assets and goodwill of the corresponding Target Fund, in exchange solely for IS Class shares of the Acquiring Fund; (ii) the assumption by the Acquiring Trust, on behalf of each Acquiring Fund, of all of the liabilities of the corresponding Target Fund; (iii) the distribution of IS Class shares of each Acquiring Fund to the shareholders of the corresponding Target Fund according to their respective interests in complete liquidation of each Target Fund; and (iv) the dissolution of each Target Fund as soon as practicable after the Reorganization. As a result of the Reorganization (if approved by shareholders), a Target Fund shareholder will become an IS Class shareholder of the corresponding Acquiring Fund and shareholders of each Target Fund will receive IS Class shares in the corresponding Acquiring Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the Reorganization.

WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?

The proposed Reorganization will enable Jackson Square Partners, LLC (“JSP”), the investment sub-adviser of the Target Funds and the investment adviser of the Acquiring Funds, to serve as the sole investment adviser with respect to the assets that you have invested in one or more of the Target Funds, by transferring such assets to the corresponding Acquiring Funds. The proposed Reorganization would, in turn, provide JSP with the opportunity to create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base.

In considering the Reorganization and the Agreement, the Target Funds Board considered these and other factors in concluding that the Reorganization would be in the best interest of each Target Fund and its shareholders. The Target Funds Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION -- Board Considerations in Approving the Reorganization” section below.

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HAS MY FUND’S BOARD OF TRUSTEES APPROVED THE REORGANIZATION?

Yes. The Target Funds Board has carefully reviewed the Proposal and [unanimously] approved the Agreement and the Reorganization. THE BOARD RECOMMENDS THAT SHAREHOLDERS OF THE TARGET FUNDS VOTE “FOR” THE PROPOSAL.

WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?

Immediately after the Reorganization, you will hold shares of the Acquiring Fund(s) having a total dollar value equal to the dollar value of the shares of the corresponding Target Fund(s) that you held immediately prior to the closing of the Reorganization. The principal differences between each Target Fund and the corresponding Acquiring Fund are described in this Proxy Statement/Prospectus. The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Funds.

HOW DO THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS COMPARE?

Each Acquiring Fund and the corresponding Target Fund have identical investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that the Target Funds’ investment objectives can be changed by the Target Funds’ Board without shareholder approval, and the Acquiring Funds’ investment objectives can be changed by the Board of Trustees of the Acquiring Funds (the “Acquiring Funds Board”) without shareholder approval.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Select 20 Portfolio and The Focus Smid-Cap Growth Equity Portfolio each seek long-term capital appreciation. The investment objective of each Acquiring Fund is identical to the investment objective of the corresponding Target Fund.

The principal strategies of each Acquiring Fund are substantially similar to those of its corresponding Target Fund.  Both The Large-Cap Growth Equity Portfolio and its corresponding Acquiring Fund, Jackson Square Large-Cap Growth Fund, invest primarily in common stocks of growth-oriented U.S. large capitalization companies.  However, the Jackson Square Large Cap Growth Fund, as a non-diversified fund, is permitted to invest a greater percentage of its assets in the securities of a single issuer, while The Large-Cap Growth Equity Portfolio, as a diversified fund, is more limited with respect to the percentage of its assets that may be committed to a single issuer.  The Focus Smid-Cap Growth Equity Portfolio and its corresponding Acquiring Fund, Jackson Square SMID-Cap Growth Fund, focus their investments in the common stocks of growth-oriented small- and mid-capitalization companies.  The Focus Smid-Cap Growth Equity Portfolio is classified as a diversified fund, which means it is more limited in the percentage of its assets that may be invested in a single issuer than its corresponding Acquiring Fund, a non-diversified fund.  The Select 20 Portfolio and its corresponding Acquiring Fund, Jackson Square Select 20 Growth Fund, are each non-diversified funds that invest in approximately 20 common stocks of growth-oriented companies that can be of any capitalization size.

Due to substantially similar investment strategies, most of the principal risks of an Acquiring Fund are generally the same as the principal risks of owning shares of the corresponding Target Fund.  However, Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund are each subject to “Non-Diversified Fund Risk,” which is the risk that because each Fund is non-diversified it is permitted to invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. As diversified funds, The Large-Cap Growth Equity Portfolio and Focus Smid-Cap Growth Equity Portfolio are not subject to “Non-Diversified Fund Risk.”  JSP, the investment adviser to Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund and the sub-adviser to each of these Acquiring Funds’ respective Target Funds does not anticipate significant differences in the portfolios of the Acquiring Funds compared to the Target Funds as a result of the non-diversified status.

Table of Contents - Proxy Statement/Prospectus

The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of Principal Investment Strategies” and “ADDITIONAL INFORMATION ABOUT THE FUNDS -- Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and principal risks of the Target Funds and the corresponding Acquiring Funds.

HOW DO THE FUNDS’ EXPENSES COMPARE?

The following tables compare the annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Funds with the PRO FORMA expense ratios of the Acquiring Funds. The expense ratios of the Acquiring Funds are expected to be the same as or lower than the expense ratios of the corresponding Target Funds, after taking into account the Acquiring Funds’ contractual expense limitations (as described below). The PRO FORMA expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

Target Fund: Large Cap Growth Equity Portfolio
Acquiring Fund: Jackson Square Large-Cap Growth Fund (IS Class)
Shareholder Fees (fees paid directly from your investment)	Large Cap Growth Equity Portfolio	Jackson Square Large- Cap Growth Fund IS Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Large Cap Growth Equity Portfolio	Jackson Square Large- Cap Growth Fund IS Class
Management Fees	0.55%	0.55%
Shareholder Servicing Plan Fee	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.00%	0.00%
Other Expenses	0.09%	0.14%(1)
Total Annual Fund Operating Expenses	0.64%	0.69%
Less: Fee Waiver	0.00%(2)	(0.05)%(3)
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	0.64%(3)
(1)	Because the Jackson Square Large-Cap Growth Fund is new, these expenses are based on estimated amounts for the Jackson Square Large-Cap Growth Fund’s current fiscal year ending October 31, 2017.
(2)
The Large-Cap Growth Equity Portfolio’s other expenses reflect expenses for the fiscal year ended October 31, 2015.  The Large-Cap Growth Equity Portfolio’s investment manager, Delaware Management Company (“DMC”), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual operating expenses from exceeding 0.65% of The Large-Cap Growth Equity Portfolio’s average daily net assets from February 26, 2016 through February 27, 2017.  The waivers and reimbursements may only be terminated by agreement of DMC and The Large-Cap Growth Equity Portfolio.

(3)
JSP has contractually agreed to reduce its management fees and reimburse the Jackson Square Large-Cap Growth Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by JSP may be recouped by JSP for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for at least two years from the effective date of the Jackson Square Large-Cap Growth Fund’s Prospectus dated March 29, 2016.

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Target Fund: Focus Smid-Cap Growth Equity Portfolio
Acquiring Fund: Jackson Square SMID-Cap Growth Fund (IS Class)
Shareholder Fees (fees paid directly from your investment)	Focus Smid-Cap Growth Equity Portfolio	Jackson Square SMID- Cap Growth Fund IS Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Focus Smid-Cap Growth Equity Portfolio	Jackson Square SMID- Cap Growth Fund IS Class
Management Fees	0.75%	0.75%
Shareholder Servicing Plan Fee	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.00%	0.00%
Other Expenses	0.17%	0.17%(1)
Total Annual Fund Operating Expenses	0.92%	0.92%
Less: Fee Waiver	(0.00%)(2)	(0.05)%(3)
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	0.87%(3)
(1)	Because the Jackson Square SMID-Cap Growth Fund is new, these expenses are based on estimated amounts for the Jackson Square SMID-Cap Growth Fund’s current fiscal year ending October 31, 2016.
(2)
The Focus Smid-Cap Growth Equity Portfolio’s other expenses reflect expenses for the fiscal year ended October 31, 2015.The Focus Smid-Cap Growth Equity Portfolio’s investment manager, Delaware Management Company (“DMC”), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual operating expenses from exceeding 0.92% of The SMID-Cap Growth Equity Portfolio’s average daily net assets from February 26, 2016 through February 27, 2017.  The waivers and reimbursements may only be terminated by agreement of DMC and The Focus Smid-Cap Growth Equity Portfolio.

(3)
JSP has contractually agreed to reduce its management fees and reimburse the Jackson Square SMID-Cap Growth Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by JSP may be recouped by JSP for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Jackson Square SMID-Cap Growth Fund’s Prospectus dated March 29, 2016.

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Target Fund: The Select 20 Portfolio
Acquiring Fund: Jackson Square Select 20 Growth Fund (IS Class)
Shareholder Fees (fees paid directly from your investment)	The Select 20 Portfolio	Jackson Square Select 20 Growth Fund IS Class
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	The Select 20 Portfolio	Jackson Square Select 20 Growth Fund IS Class
Management Fees	0.75%	0.65%
Shareholder Servicing Plan Fee	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.00%	0.00%
Other Expenses	0.14%	0.25%(1)
Total Annual Fund Operating Expenses	0.89%	0.90%
Less: Fee Waiver	(0.00%)(2)	(0.03)%(3)
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	0.87%(3)
(1)	Because the Jackson Square Select 20 Growth Fund is new, these expenses are based on estimated amounts for the Jackson Square Select 20 Growth Fund’s current fiscal year ending October 31, 2016.
(2)
The Select 20 Portfolio’s other expenses reflect expenses for the fiscal year ended October 31, 2015.  The Select 20 Portfolio’s investment manager, Delaware Management Company (“DMC”), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual operating expenses from exceeding 0.89% of The Select 20 Portfolio’s average daily net assets from February 26, 2016 through February 27, 2017.  The waivers and reimbursements may only be terminated by agreement of DMC and The Select 20 Portfolio.

(3)
JSP has contractually agreed to reduce its management fees and reimburse the Jackson Square Select 20 Growth Fund for its operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, leverage/borrowing interest, other interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund.  Fees reduced and expenses reimbursed by JSP may be recouped by JSP for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped. The Operating Expenses Limitation Agreement shall remain in effect for two years from the effective date of the Jackson Square Select 20 Growth Fund’s Prospectus dated March 29, 2016.

EXAMPLE

The Example is intended to help you compare the costs of investing in a Target Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (including capped expenses for the Funds for the periods described in the footnotes to the fee tables) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
The Large-Cap Growth Equity Portfolio	$65	$205	$357	$798
Jackson Square Large-Cap Growth Fund	$65	$210	$374	$849

	One Year	Three Years	Five Years	Ten Years
The Focus Smid-Cap Growth Equity Portfolio	$94	$293	$509	$1,131
Jackson Square SMID-Cap Growth Fund	$89	$283	$499	$1,122

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	One Year	Three Years	Five Years	Ten Years
The Select 20 Portfolio	$91	$284	$493	$1,096
Jackson Square Select 20 Growth Fund	$89	$281	$492	$1,102

For further discussion regarding the Target Funds Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Fund’s performance.

During the fiscal year ended October 31, 2015, the Target Funds’ portfolio turnover rates were: 49% of the average value of the portfolio of The Large-Cap Growth Equity Portfolio, 21% of the average value of the portfolio of The Focus Smid-Cap Growth Equity Portfolio, and 31% of the average value of the portfolio of The Select 20 Portfolio. No portfolio turnover information is included here for the Acquiring Funds, because the Jackson Square SMID-Cap Growth Fund has not completed a full fiscal period, and the Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund have not yet commenced operations.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

If the Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Target Fund. The Acquiring Funds do not have performance history shown herein because the Jackson Square SMID-Cap Growth Fund has not completed a calendar year of operations, and the Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund have not yet commenced operations.

The bar charts and tables below provide some indication of the risks of investing in the Target Funds by showing changes in the Target Funds’ performance from year to year and by showing how the Target Funds’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. A Target Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Target Funds’ most recently available month-end performance by calling 800-231-8002 or by visiting the Target Funds’ website at delawareinvestments.com/institutional.

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Year-by-year total return (The Large-Cap Growth Equity Portfolio)

During the periods illustrated in this bar chart, The Large-Cap Growth Equity Portfolio’s highest quarterly return was 16.08% for the quarter ended March 31, 2012 and its lowest quarterly return was ‑22.25% for the quarter ended December 31, 2008.  Year to date performance (before taxes) as of 6/30/2016: [___%].

Average Annual Total Returns for Periods Ended December 31, 2015

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Target Funds’ lifetime and do not reflect the impact of state and local taxes.

Average Annual Total Returns for the periods ended December 31, 2015
The Large-Cap Growth Equity Portfolio	One Year	Five Years	Ten Years
Return Before Taxes	5.19%	15.02%	7.99%
Return After Taxes on Distributions	1.55%	13.68%	7.33%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.91%	12.09%	6.51%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

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Year-by-year total return (The Focus Smid-Cap Growth Equity Portfolio)

During the periods illustrated in this bar chart, The Focus Smid-Cap Growth Equity Portfolio’s highest quarterly return was 27.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.94% for the quarter ended December 31, 2008.  Year to date performance (before taxes) as of 6/30/2016: [___%].

Average Annual Total Returns for Periods Ended December 31, 2015

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Target Funds’ lifetime and do not reflect the impact of state and local taxes.

Average Annual Total Returns for the periods ended December 31, 2015
The Focus Smid-Cap Growth Equity Portfolio	One Year	Five Years	Ten Years
Return Before Taxes	7.40%	12.99%	11.48%
Return After Taxes on Distributions	5.89%	11.16%	10.24%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.41%	10.09%	9.24%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	(0.19%)	11.43%	8.49%

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Year-by-year total return (The Select 20 Portfolio)

On Feb. 28, 2008, the Portfolio changed its investment strategy to limit its investments to no less than 15 securities and no more than 25 securities. The performance prior to Feb. 28, 2008 is that of the Portfolio’s predecessor, The All-Cap Growth Equity Portfolio.

During the periods illustrated in this bar chart, The Select 20 Portfolio’s highest quarterly return was 18.57% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.91% for the quarter ended December 31, 2008.  Year to date performance (before taxes) as of 6/30/2016: [___%].

Average Annual Total Returns for Periods Ended December 31, 2015

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Target Funds’ lifetime and do not reflect the impact of state and local taxes.

Average Annual Total Returns for the periods ended December 31, 2015
The Select 20 Portfolio	One Year	Five Years	Ten Years
Return Before Taxes	4.72%	14.48%	7.88%
Return After Taxes on Distributions	0.15%	11.77%	6.59%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.35%	11.52%	6.36%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.09%	13.30%	8.49%

HOW DO THE INVESTMENT ADVISERS AND DISTRIBUTORS OF THE FUNDS COMPARE?

INVESTMENT ADVISERS. Delaware Management Company (“DMC”) serves as the investment adviser, and JSP serves as the investment sub-adviser, of the Target Funds. JSP serves as the investment adviser of the Acquiring Funds.

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DMC, located at 2005 Market Street, Philadelphia, PA, 19103, is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of Macquarie Group Ltd. Collectively, DMHI and its subsidiaries are known as “Delaware Investments.”  As of March 31, 2016 Delaware Investments managed more than $169.3 billion in assets, including mutual funds, separate accounts, and other investment vehicles.

JSP, a limited liability company organized under the laws of Delaware in 2014, is located at 101 California Street, Suite 3750, San Francisco, California 94111. JSP was formed through a joint venture with Delaware Investments. JSP is majority owned and controlled by key employees of JSP through California Street Partners LP, established in 2014.  Delaware Investments has a non-voting minority ownership interest in JSP. As of March 31, 2016, JSP had approximately $26.9 billion in assets under management.

ADVISORY FEES. The contractual advisory fees of the Jackson Square Large Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund are identical to the contractual advisory fees of The Large Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio, respectively.  The contractual advisory fees of the Jackson Square Select 20 Growth Fund are lower than the contractual advisory fees of The Select 20 portfolio.

DISTRIBUTORS. Delaware Distributors, L.P., an affiliate of DMC, acts as the distributor of shares of the Target Funds. The address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103. Quasar Distributors, LLC acts as the distributor of shares of the Acquiring Funds. The address of Quasar Distributors, LLC is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

HOW DO THE FUNDS’ OTHER SERVICE PROVIDERS COMPARE?

The following table identifies the other principal service providers of the Target Funds and the Acquiring Funds:

SERVICE PROVIDER	TARGET FUNDS	ACQUIRING FUNDS
Accounting Services/Administrator	Bank of New York Mellon	U.S. Bancorp Fund Services, LLC
Transfer Agent	Delaware Investments Fund Services Company	U.S. Bancorp Fund Services, LLC
Custodian	Bank of New York Mellon	U.S. Bank, National Association
Auditor	PricewaterhouseCoopers LLP	Cohen Fund Audit Services, Ltd.

HOW DO THE FUNDS’ PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?

You may purchase or redeem shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business. There are no minimums for subsequent investments in the Target Funds where the aggregate $1 million minimum initial investment for the Target Trust has been satisfied. To purchase shares of the IS Class of the Acquiring Funds for the first time, you must invest at least $10 million, and there is no minimum for subsequent investments in the Fund.

Target Fund shares may be exchanged for shares of the other series of the Target Trust, or, if certain eligibility requirements are satisfied, institutional class shares of other Delaware Investments® Funds. Acquiring Fund shares may be exchanged for shares of the other series of the Acquiring Trust that are managed by JSP.

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For more information on the purchase and redemption procedures and exchange policies of the Funds, see the Funds’ respective prospectuses.

HOW DO THE FUNDS’ SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?

The Target Funds and the IS Class shares of the Acquiring do not impose sales charges and are not subject to a distribution and/or shareholder servicing plan.

WILL THE ACQUIRING FUNDS HAVE DIFFERENT PORTFOLIO MANAGERS THAN THE TARGET FUNDS?

No. The portfolio management teams of the Target Funds are the same as the portfolio management teams of the Acquiring Funds. The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management teams.

WILL THERE BE ANY TAX CONSEQUENCES RESULTING FROM THE REORGANIZATION?

Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. This means that, in general, the shareholders of each Target Fund will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the applicable Target Fund for shares in the corresponding Acquiring Fund. Each Target Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

JSP does not anticipate the need for any significant portfolio realignment of the Acquiring Fund after the Reorganization as the Funds are currently managed pursuant to substantially similar investment strategies and policies.

This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganization. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganization, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section titled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations” below.

WILL MY DIVIDENDS BE AFFECTED BY THE REORGANIZATION?

No. Each Fund generally distributes its net investment income, and makes distributions of its net realized capital gains, if any, annually.

WHEN IS THE REORGANIZATION EXPECTED TO OCCUR?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around September 19, 2016.

The Reorganization may not close unless certain conditions are met. If such conditions are not met, the Reorganization will not be consummated, even if Target Fund shareholders approve the Reorganization, and the Target Funds will not be combined with the Acquiring Funds.

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HOW DO I VOTE ON THE REORGANIZATION?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposal, as recommended by the Target Funds Board, and in their best judgment on other matters.

WHAT WILL HAPPEN IF SHAREHOLDERS OF A TARGET FUND DO NOT APPROVE THE REORGANIZATION?

Because the shareholders of each Target Fund will vote separately on the Proposal, it is possible that the Proposal may be approved for one or more Target Funds, but not for others.  If the shareholders of a Target Fund do not approve the Reorganization, the Target Funds Board will consider other possible courses of action for that Target Fund.

WHAT IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATION?

If you do not wish to have your shares of the Target Funds exchanged for shares of the Acquiring Funds as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

WHERE CAN I FIND MORE INFORMATION ABOUT THE FUNDS AND THE REORGANIZATION?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Funds and the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call the Target Funds at 800-231-8002.

ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The following section describes the principal investment strategies of the Target Funds and the principal investment strategies of the corresponding Acquiring Funds, which are substantially the same, except as described below.  JSP does not anticipate the need for any significant portfolio realignment of the acquiring Jackson Square SMID-Cap Growth Fund after the Reorganization as each of the Acquiring Fund and Target Fund are currently managed pursuant to substantially similar investment strategies and policies.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

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Target Fund: The Large-Cap Growth Equity Portfolio Acquiring Fund: Jackson Square Large-Cap Growth Fund
Investment Strategy	Description of Key Differences
Investments in Common Stocks: The Target Fund and Acquiring Fund each invest primarily in common stocks of growth-oriented companies that JSP believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Target Fund and Acquiring Fund, JSP will generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index. The Fund will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase. The market capitalization range for the Russell 1000 Growth Index will change on a periodic basis. As of February 29, 2016, the capitalization range of the Russell 1000® Growth Index was between approximately $581 million and $536 billion. A company’s market capitalization is determined based on its current market capitalization. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group.

None.
1940 Act Diversification: The Target Fund is a “diversified” fund within the meaning of the 1940 Act. A “diversified company” means that as to 75% of a Fund’s total assets: (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

The Acquiring Fund is a “non-diversified” fund. A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.

The Acquiring Fund is subject to a less strict standard for portfolio diversification than the Target Fund, and is subject the risks related to investing a greater amount of its assets in fewer issuers.  JSP believes the non-diversified status of the Acquiring Fund will permit the flexibility the portfolio managers need in future portfolio management decisions.

80% Policies: Under normal circumstances, the Target Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies.  For both the Target Fund and the Acquiring Fund JSP defines large-capitalization companies as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Growth Index. Each Fund’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The 80% Policies are substantially the same because the Target Fund and Acquiring Fund each consider large-capitalization companies to be those companies having market capitalizations at the time of purchase within the range of the market capitalization of companies constituting the Russell 1000® Growth Index.

Number of Holdings: The Target Fund tends to hold a relatively focused Fund of between 25 and 40 stocks, although it maintains a diversified Fund representing a number of different industries in order to minimize the impact that any one security or industry could have on the Target Fund if it were to experience a period of slow or declining earnings growth.  The Acquiring Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Acquiring Fund may hold fewer or more companies depending on JSP’s assessment of the investment opportunities available.
The Acquiring Fund may have a less diversified portfolio than the Target Fund, and as a result, may be subject to the risks of investing its assets in a fewer number of issuers.

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Bottom-up Investment Approach: Using a bottom-up approach, the Target Fund’s managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in our opinion, may have a large demand or market for their goods or services. The Target Fund managers also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers identify companies poised for sustainable free cash-flow growth. The Target Fund managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company’s stock.

Using a bottom-up approach in selecting securities for the Acquiring Fund, JSP seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent growth of intrinsic business value. JSP typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through JSP’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  JSP purchases these securities for the Acquiring Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, JSP typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Although the bottom-up approach to security selection is described using different terminology in the principal investment strategies of the Target Fund and Acquiring Fund, there are no significant differences to the investment selection process applied by JSP in managing the Funds.

Investments in Other Securities and Instruments: In addition to common stocks, the Target Fund may also invest in other securities, including preferred stock, real estate investment trusts (“REITs” are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income), warrants, equity and debt securities that are convertible into stocks, debt securities of government and corporate issuers and investment company securities, futures, and options. To the extent the Target Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.  The Target Fund may engage in options and futures transactions.

The Acquiring Fund may invest in REITs as a principal investment strategy.  With respect to the other securities and instruments listed above for the Target Fund, the Acquiring Fund may also invest in these types of securities and instruments, but intends to only do so as non-principal investment strategies.

None.  While the Target Fund and Acquiring Fund categorize certain investment types differently as principal or non-principal, JSP does not expect the Acquiring Fund’s use of these securities and instruments to differ significantly from the Target Fund.

Foreign Securities: The Target Fund and Acquiring Fund each may invest up to 20% of its assets in foreign securities, which may include global depositary receipts (GDRs) and, without limitation, in sponsored and unsponsored American depositary receipts (ADRs) that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets.  To the extent the Target Fund or Acquiring Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

None.

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Target Fund: The Focus Smid-Cap Growth Equity Portfolio Acquiring Fund: Jackson Square SMID-Cap Growth Fund
Investment Strategy	Description of Key Differences
Investments in Common Stocks: The Target Fund invests primarily in common stocks of growth-oriented companies that its portfolio managers believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Target Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting Fund management. As of Dec. 31, 2015, the Russell 2000 Growth Index had a market capitalization range between $18.66 million and $6.5 billion, and the Russell Midcap Growth Index had a market capitalization range between $717.6 million and $30.5 billion. The market capitalization ranges for the Russell 2000 Growth Index and Russell Midcap Growth Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell is a trademark of the Russell Investment Group.

The Acquiring Fund also invests primarily in common stocks of growth-oriented companies that JSP believes have long-term capital appreciation potential and may grow faster than the U.S. economy.  With respect to the Acquiring Fund, JSP defines small-and mid-capitalization companies as companies, at the time of purchase, within the range of the capitalization of companies constituting the Russell 2500® Growth Index.  As of February 29, 2016, the capitalization range of the Russell 2500® Growth Index was between approximately $13.3 million and $23 billion.

None.  Although the Target Fund and the Acquiring Fund use different indices to determine market capitalization range, the different indices result in substantially similar market capitalization ranges.

1940 Act Diversification: The Target Fund is a “diversified” fund within the meaning of the 1940 Act. A “diversified company” means that as to 75% of a Fund’s total assets: (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

The Acquiring Fund is a “non-diversified” fund. A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.

The Acquiring Fund is subject to a less strict standard for portfolio diversification than the Target Fund, and is subject the risks related to investing a greater amount of its assets in fewer issuers.  JSP believes the non-diversified status of the Acquiring Fund will permit the flexibility the portfolio managers need in future portfolio management decisions.

80% Policies: Under normal circumstances, the Target Fund and the Acquiring Fund each invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small- and mid-capitalization companies. Each Fund’s 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

None.
Number of Holdings: The Target Fund generally holds 25 to 30 stocks, although from time to time the Target Fund may hold fewer or more names depending on our assessment of the investment opportunities available.
None.

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The Acquiring Fund tends to hold a relatively focused portfolio of between 25 and 35 companies, although from time to time the Acquiring Fund may hold fewer or more stocks depending on JSP’s assessment of the investment opportunities available.

Bottom-up Investment Approach: Using a bottom-up approach, the Target Fund managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in the portfolio managers’ opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company’s stock.

Using a bottom-up approach in selecting securities for the Acquiring Fund, JSP seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. JSP typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through JSP’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  JSP purchases these securities for the Acquiring Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, JSP typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Holdings are typically sold to make room in the portfolio for more attractive stocks, or where the holding reaches JSP’s estimate for its intrinsic value, or in response to an unexpected, negative fundamental change, including a change in management’s strategic direction.

Although the bottom-up approach to security selection is described using different terminology in the principal investment strategies of the Target Fund and Acquiring Fund, there are no significant differences to the investment selection process applied by JSP in managing the Funds.

Investments in Other Securities and Instruments: The Target Fund and Acquiring Fund may each invest in REITs. In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes and pending investment, the Target Fund and Acquiring Fund may each hold a substantial portion of its assets in cash or short-term, debt obligations.

The Target Fund may engage in options and futures transactions as a principal investment strategy.  The Acquiring Fund may engage in options and futures transactions as a non-principal investment strategy.

None.  While the Target Fund and Acquiring Fund categorize its ability to invest in options and futures transactions differently as principal and non-principal, JSP does not expect the Acquiring Fund’s use of these securities and instruments to differ significantly from the Target Fund.

Investments in Foreign Securities: The Target Fund and the Acquiring Fund may each invest up to 20% of its assets in foreign securities, which may include GDRs and, without limitation, in sponsored and unsponsored ADRs that are actively traded in the United States. The Target Fund may invest up to 10% of its net assets in emerging market securities. The Acquiring Fund may invest up to 20% of its net assets in emerging market securities.

None.

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Target Fund: The Select 20 Portfolio Acquiring Fund: Jackson Square Select 20 Growth Fund
Investment Strategy	Description of Key Differences
Investments in Common Stocks/Number of Holdings: The Target Fund and the Acquiring Fund each seeks to achieve its objective by investing in a portfolio of 20 securities. The Target Fund will invest in no fewer than 15 and no more than 25 equity securities. JSP currently expects that the Acquiring Fund will invest in no fewer than 15 and no more than 25 companies.  Each Fund invests primarily in common stocks of companies of any size or market capitalization that the portfolio managers believe have long-term capital appreciation potential and expected to grow faster than the U.S. economy.

None.
1940 Act Diversification: The Target Fund and Acquiring Fund are each considered “non-diversified” as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified mutual fund.

None.
Investment Selection Process: With respect to the Target Fund, using a bottom-up approach, the portfolio managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in the portfolio managers’ opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company’s operational efficiencies, management plans for capital allocation, and the company’s shareholder orientation.

The portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best investments for the Target Fund. Specifically, the portfolio managers look for structural changes in the economy, industry, or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Target Fund’s investment goals.

The portfolio managers strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash-flow growth. Using a bottom-up approach, the portfolio managers look for companies that they believe:

●    have attractive end-market potential or dominance of a profitable niche market, dominant business models, and strong cash-flow generation;

●    demonstrate operational and scale efficiencies;

●    have demonstrated expertise for capital allocation; or

●    have clear shareholder-oriented governance and compensation policies.

All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers to identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company’s stock.

The portfolio managers maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

Although the approach to security selection is described using different terminology in the principal investment strategies of the Target Fund and Acquiring Fund, there are no significant differences to the investment selection process applied by JSP in managing the Funds.

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Using a bottom-up approach in selecting securities for the Acquiring Fund, JSP seeks to select securities of companies that it believes have strong competitive positions, strong and consistent cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. JSP typically considers a company’s operational efficiency and management’s plans for capital allocation.  Through JSP’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: 1) key financial metrics and 2) sustainable competitive advantage.  JSP purchases these securities for the Fund when it believes the market has not already reflected these expectations in the current stock price.  Additionally, JSP typically invests for a 3-5 year time horizon, allowing it to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

Investments in Other Securities and Instruments: The Target Fund and the Acquiring Fund may each invest in REITs.	None.
Investments in Foreign Securities: The Target Fund and the Acquiring Fund may each invest up to 20% of the Fund’s net assets in securities of foreign issuers, which may include GDRs and, without limitation, sponsored and unsponsored ADRs that are actively traded in the United States, including issuers located or operating in emerging markets and frontier markets including issuers located in emerging markets.  To the extent the Fund invests in securities denominated in a particular currency, it may invest in forward foreign currency exchange contracts to hedge currency risks associated with the investment.

None.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Acquiring Funds are discussed below. Although the Funds present their risks differently, the principal risks of the Target Funds and the Acquiring Funds are substantially similar, because the principal investment strategies of the Funds are substantially the same, with the exception of the diversification of The Large-Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio compared to the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, as described below.

The Large-Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio are “diversified” funds within the meaning of the 1940 Act. A “diversified company” means that as to 75% of a Fund’s total assets: (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer. The Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, the corresponding Acquiring Funds to The Large-Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio, respectively, are each “non-diversified” funds. A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act. JSP believes the non-diversified status of the Acquiring Funds will permit the flexibility the portfolio managers need in future portfolio management decisions. However, JSP does not expect significant differences to the investment portfolios of the Acquiring Funds compared to the Target Funds as a result of the non-diversified status. The Select 20 Portfolio and its corresponding Acquiring Fund are each non-diversified funds, and as such, there is no difference in these Funds’ investment strategies with respect to diversification of their investment portfolios.  The risks related to a fund’s status as “non-diversified” are described below as “Non-Diversified Fund Risk”.

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General Market Risk (all Funds).  The net asset value and investment return of each Fund will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Funds.  The market value of securities in which the Funds invest is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  Continuing market volatility may have adverse effects on the Funds.

Management Risk (all Funds).  The ability of a Fund to meet its investment objective is directly related to the investment adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the investment adviser’s research, analysis, asset allocation and portfolio management among portfolio securities.  If the investment adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform other mutual funds with similar investment strategies.

Equity Securities Risk (all Funds).  The Funds’ investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors, geographic markets or companies in which the Funds invest.  A Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Large-Cap Company Risk (does not apply to The Focus Smid-Cap Growth Equity Portfolio or the Jackson Square SMID-Cap Growth Fund).  A Fund’s investments in larger, more established companies are subject to the risk that large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market valuations or pricing for their common stock.

Mid-Cap and Small-Cap Companies Risk (does not apply to The Large Cap Growth Equity Portfolio or the Jackson Square Large-Cap Equity Fund).  Mid-cap and small-cap companies, may not have the management experience, financial resources, product or business diversification and competitive strengths of large-cap companies.  In addition, such companies may have been recently organized and have little or no track record of success.  Therefore, their securities may have more price volatility and be less liquid than the securities of larger, more established companies.  Their stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  As a result, if the investment adviser wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.

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REIT Risk (all Funds).  REITs have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.

Foreign Securities Risk (all Funds).  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.  There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.

Emerging Markets Risk (all Funds). A Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls or transfer restrictions; dependence on revenue from international aid; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.  Because of these risk factors, a Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Frontier Market Countries Risk (all Funds).  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified relative to emerging market countries generally. The economies of frontier market countries may have low trading volumes and the potential for extreme price volatility and illiquidity.

Governments of many frontier market countries may exercise substantial influence over many aspects of the private sector or may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, and/or impose additional taxes on foreign investors.

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Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Funds. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments. Investing in local markets in frontier market countries may require the Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Funds.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Funds’ returns.

Banks in frontier market countries used to hold the Funds’ securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held by a foreign bank in the event of the bankruptcy of the bank.  Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Funds may be in jeopardy because of failures of or defects in the settlement systems.

Currency and Foreign Exchange Risk (all Funds). When a Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar.  Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.  Such practices may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, or may impose fees for doing so, which could place the Fund’s assets at risk of total loss.  Currency risks may be greater in emerging market and frontier market countries than in developed market countries. Certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

Forward Foreign Currency Risk (all Funds). The successful use of forward foreign currency contracts will usually depend on the investment adviser’s ability to accurately forecast currency exchange rate movements.  Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses.  In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty.  While a Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.  Moreover, investors should bear in mind that a Fund is not obligated to actively engage in hedging or other currency transactions.  For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

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Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.  Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund.  This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Depositary Receipts Risk (all Funds).  Depositary receipts are generally subject to the same risks as the foreign securities they represent because their values depend on the performance of the underlying foreign securities.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such depositary receipts, and the issuers of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the depositary receipts.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Liquidity Risk (all Funds).  Liquidity risk exists when the market for particular securities or types of securities is or becomes relatively illiquid so that a Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security.  Illiquidity may result from political, economic or issuer specific events or overall market disruptions. Securities with reduced liquidity or that become illiquid involve greater risk than securities with more liquid markets. Market quotations for illiquid securities may be volatile and/or subject to large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. To the extent that a Fund and its affiliates hold a significant portion of the issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.  It may be more difficult to value illiquid securities accurately.

Growth Stock Risk (all Funds).  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Investment Focus Risk (all Funds).  Each Fund may focus its investments, or have a relatively high concentration of assets in a small number of issuers and/or industry subcategories and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single security could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Non-Diversified Fund Risk (all Acquiring Funds and The Select 20 Portfolio – does not apply to The Large Cap Growth Equity Portfolio or The Focus Smid-Cap Growth Equity Portfolio).  The Funds are “non-diversified” and therefore are not required to meet certain diversification requirements under federal securities laws.  Each Fund may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

New Fund Risk (all Acquiring Funds – does not apply to Target Funds).  The Funds are new with no operating history and there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated by the Board of Trustees without shareholder approval if it determines it is in the best interest of shareholders.  The timing of any Fund liquidation may not be favorable to certain individual shareholders.

As stated above in “Comparison of Principal Investment Strategies,” the Acquiring Funds categorize certain derivative investments and fixed income investments as non-principal investments that the Target Funds had designated as principal investments.  As such, the Acquiring Funds do not include “futures and options risk,” “counterparty risk,” “credit risk” or “interest rate risk” as principal risks of the Acquiring Funds.

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval. A comparison of each Target Fund’s and the corresponding Acquiring Fund’s fundamental and non-fundamental policies is provided below.

The Acquiring Fund has adopted fundamental policies that generally limit its investments only as required by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, so as to avoid the need to seek shareholder approval to change a fundamental policy in connection with an amendment or new interpretation of such statute, rules or regulations. The Target Fund’s fundamental policies do not always provide the same level of flexibility, but, as described below, any differences between the Funds’ policies are not expected to materially impact the operations of the Funds.

Fundamental Investment Policies
Target Funds	Acquiring Funds	Description of Key Differences
The Large-Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio are “diversified” funds within the meaning of the 1940 Act.

The Select 20 Portfolio is a “non-diversified” fund within the meaning of the 1940 Act
Each Acquiring Fund is a “non-diversified” fund within the meaning of the 1940 Act.
A “diversified company” means that as to 75% of a Fund’s total assets: (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.

Because the non-diversified may invest a greater percentage of their assets in the securities of fewer issuers, each Acquiring Fund (and The Select 20 Portfolio) is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

JSP believes the non-diversified status of the Acquired Funds permits the flexibility the portfolio managers need in future portfolio management decisions. However, JSP does not expect significant differences to the investment portfolios of The Large-Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio compared to the corresponding Acquiring Funds as a result of the difference in diversification of the Funds.

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Each Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
Each Fund may not issue senior securities, borrow money or pledge their assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.

Because the 1940 Act and current SEC rules, orders and SEC staff interpretations permit the exceptions set forth in the policy for the Acquiring Funds, there are no substantive differences between the policies of the Target Funds and the Acquiring Funds.

Each Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund may not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).
None.

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Each Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Each Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).
None.
Each Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Each Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

None.
Each Fund may not make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Each Fund may not make personal loans of money or loans of its assets to persons who control or are under common control with a Fund (except that a Fund may lend its portfolio securities, enter into repurchase agreements, purchase debt securities consistent with the investment policies of the Fund, and invest in loans, including assignments and participation interests).
None.
Each Fund may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or in tax-exempt obligations.

Each Acquiring Fund may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry or group of industries; except that, the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Each Fund may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or in tax-exempt obligations.

In applying each Fund’s fundamental policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry or group of industries) described above:

Because the term “concentration,” as used in the investment policy for the Target Funds, is currently defined as investment in 25% or more of a Fund’s total assets in the securities of one industry or group of industries, there is no substantive difference between the policies of the Target Funds and the Acquiring Funds.

The Target Funds SAI and the Acquiring Funds SAI each disclose how the concentration policy will be applied in specific industries, While the Acquiring Funds disclosure is more detailed than that of the Target Funds, and includes examples of application of the concentration policy to additional industries, the concentration polices of the Target Funds and the Acquiring Funds are substantially the same.

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EXHIBIT A

●
Information technology companies will be divided into various subcategories (e.g. internet software & services, IT services, software, communication equipment, computer & peripherals, electronic equipment, instruments & components, office

●	healthcare companies will be divided into various subcategories (e.g. health care equipment & supplies, health care providers & services, health care technology, biotechnology, pharmaceuticals, and life sciences tools & services) and each subcategory will be considered a separate industry

●
consumer discretionary companies will be divided into various subcategories (e.g. auto components, automobiles, household durables, leisure equipment & products, textiles, apparel & luxury goods, hotels, restaurants & leisure, diversified consumer services, media, distributors, internet & catalog retail, multiline retail, and specialty retail) and each subcategory will be considered a separate industry

●	financial service companies will be divided according to the end users of their services (e.g. commercial banks, thrifts & mortgage finance, diversified financial services and consumer finance, capital markets, insurance, real estate, real estate investment trusts, and real estate management & development) and each subcategory will be considered a separate industry;

●	utility companies will be divided according to their services (e.g. gas utilities, electric utilities, water utilities, independent power producers & energy traders, and multiple utilities) and each subcategory will be considered a separate industry;

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EXHIBIT A

●	asset-backed securities will be divided according to the underlying assets securing such securities, and each subcategory will be considered a separate industry.

Non-Fundamental Investment Policies
Target Funds	Acquiring Funds	Description of Key Differences
Each Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Fund has valued the investment.

The Acquiring Funds may not hold more than 15% of the value of their respective net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.
None.

The Target Funds and the Acquiring Funds may be subject to other investment restrictions that are not identified above. A full description of the Target Funds’ and the Acquiring Funds’ investment policies and restrictions may be found in the respective prospectuses and SAIs.

COMPARISON OF SHAREHOLDER RIGHTS

Each Target Fund is a series of the Target Trust, and each Acquiring Fund is a series of the Acquiring Trust, each of which is a Delaware statutory trust. The Target Funds are governed by an Agreement and Declaration of Trust dated December 17, 1998, as amended from time to time (“Target Fund Declaration”), its bylaws and Delaware law. The Acquiring Funds are governed by an Amended and Restated Agreement and Declaration of Trust dated May 4, 2011 (“Acquiring Fund Declaration”), its bylaws and Delaware law. The governing instruments are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Target Funds’ and Acquiring Funds’ governing instruments is provided below.

SHARES. The trustees of the Target Funds and the Acquiring Funds each have the power to issue shares without shareholder approval. The governing instruments of the Target Funds and the Acquiring Funds indicate that the amount of shares that the Target Funds and the Acquiring Funds each may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

SHAREHOLDER MEETINGS. Neither the Target Funds nor the Acquiring Funds are required to hold annual meetings of shareholders. Shareholder meetings may be called by the president, chairperson of the Board, or the Board of either the Target Funds or Acquiring Funds. Shareholders of the Funds are not entitled to call shareholder meetings, except as required by the 1940 Act.

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VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Funds and the Acquiring Funds provide that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable.

The governing instruments of the Target Funds and the Acquiring Funds further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees.

QUORUM AND VOTING. The governing instruments of the Target Funds and the Acquiring Funds provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (331/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except a plurality vote is necessary for the election of trustees. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Funds and the Acquiring Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Funds or Acquiring Funds, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Funds Board or the Acquiring Funds Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The governing instruments of the Acquiring Funds provide that shareholders owning at least 10% of the Acquiring Funds must join in bringing a derivative action, and that Acquiring Fund shareholders will be barred from commencing a derivative action if the Acquiring Funds Board determines that the action would not be in the best interests of the Acquiring Funds.

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AMENDMENT OF GOVERNING INSTRUMENTS. Except as otherwise required by applicable law, the Target Funds Board and the Acquiring Funds Board generally have the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Target Fund Declaration which would adversely affect to a material degree the rights and preferences of Target Fund shares, and for an amendment to the Acquiring Fund Declaration that would affect the shareholders’ right to vote. The bylaws of the Target Funds and the Acquiring Funds may be amended, and/or restated at any time, without shareholder approval.

LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

THE PROPOSED REORGANIZATION

SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION

The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Agreement. A summary of all material provisions of the Agreement is provided below. While this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus, shareholders still should read the below summary carefully.

With respect to the Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of such Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of IS Class shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization is expected to be the same or substantially the same as the value of your account with the corresponding Target Fund immediately prior to the Reorganization.

The Target Funds and the Acquiring Funds will be required to make representations and warranties that are customary in reorganizations.  If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around September 19, 2016 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”).  Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Funds will be terminated in accordance with their governing documents and applicable law.

The obligations of the Acquiring Funds and the Target Funds are subject to the following conditions, among others:

•
the Acquiring Funds Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop- order suspending the effectiveness of the Registration Statement shall have been issued;

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•	the shareholders of the Target Funds shall have approved the Agreement;

•	the Acquiring Funds and Target Funds have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•
with respect to each Reorganization, the Acquiring Fund and Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not, in general, result in the recognition of gain or loss for U.S. federal income tax purposes for the Target Fund, the Target Fund shareholders or the Acquiring Fund.

If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Target Funds Board will consider what additional action to take with respect to such Target Fund. Because shareholders of each Target Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Fund, even if shareholders of the other Target Funds have not approved the Proposal. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Section 15(f) of the 1940 Act provides a non-exclusive safe harbor under which an investment adviser to a registered investment company (or an affiliated person of such investment adviser) may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract with the investment company if the following two conditions are satisfied: (1) for a period of three years after the transaction, at least 75% of the board of the investment company (or its successor) cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser of the investment company (or its successor); and (2) no “unfair burden” may be imposed on the investment company as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement, during the two-year period after the transaction occurs, whereby the investment adviser, or predecessor or successor adviser, or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly (a) from the investment company or its security holders (other than compensation for bona fide investment advisory or other services), or (b) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation for principal underwriting services).

While no equity ownership interest in DMC is being sold in connection with the Reorganization, DMC, JSP and the Acquiring Trust will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 per cent of the members of the Acquiring Funds Board are not interested persons of either DMC or JSP; and that for a period of at least two (2) years after the Closing Date, no undue burden is imposed on the Acquiring Funds or their shareholders. In addition, DMC and the Acquiring Trust will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 per cent of the members of the Acquiring Funds Board are not interested persons of DMC.

BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATION

 The Target Funds Board considered the Reorganization at a meeting held on May 18-19, 2016 and the Target Funds Board, including a majority of the Trustees who are not “interested persons” of the Target Trust as that term is defined in the 1940 Act (“Independent Trustees”), approved the Agreement. In approving the Reorganization, the Target Funds Board determined that: (i) participation in the Reorganization is in the best interest of each Target Fund and its shareholders; and (ii) the interests of the existing shareholders of each Target Fund will not be diluted as a result of the Reorganization.

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In making these determinations, the Target Funds Board reviewed and considered information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Agreement; each Acquiring Fund’s investment objectives, strategies and risks; the Acquiring Fund’s fee structure, as compared to the Target Fund’s fee structure; the Acquiring Funds’ investment adviser and other service providers; the fact that the Acquiring Funds’ investment adviser, JSP, has had history in sub-advising the Target Funds; the U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that JSP would be responsible for absorbing such costs; the greater potential to achieve economies of scale; and recommendations of DMC, among other relevant information.  The Target Funds Board noted that DMC’s affiliate has an ownership interest in JSP. In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Agreement and the Reorganization.

The Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Agreement. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Target Funds Board in making their determination:

•
the investment objective of each Target Fund is identical to the investment objective of the corresponding Acquiring Fund, and the investment strategies and policies of each Target Fund are substantially similar to the investment strategies and policies of the corresponding Acquiring Fund, except with respect to the “non-diversified” fundamental policy for each of the Jackson Square Large-Cap Growth Fund and Jackson Square Smid-Cap Growth Fund as described above;

•	the portfolio managers who sub-advise each Target Fund will serve as the portfolio managers of the corresponding Acquiring Fund, providing continuity of management;

•	the current management fee rates for the Acquiring Funds are equal to or less than the management fees of the Target Funds;

•
JSP has agreed to limit the operating expenses of the IS Class of each Acquiring Fund at a level that is lower than current cap on operating expenses for the corresponding Target Fund for a period extending through March 2018;

•	the reasonableness of the terms and conditions in the Agreement;

•	the Reorganization is intended to be tax-free for U.S. federal income tax purposes for each Target Fund and shareholders of each Target Fund; and

•	JSP, not the Target Funds or the Acquiring Funds, will pay all costs associated with the Reorganization.

After evaluating all of the information and factors above, as well as other information and factors relevant to the proposed Reorganization, the Target Funds Board concluded that the terms of the Agreement were reasonable and that, in light of the fact that shareholder fees and expenses for the Acquiring Fund would be subject to a fee cap through March 2018, among other considerations, the Reorganization was in the best interests of the shareholders of the Target Funds. Therefore, the Target Funds Board determined to approve the Reorganization and directed that the Agreement be submitted to shareholders of the Target Funds for approval.

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U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

The Reorganization is intended to qualify as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Ropes & Gray LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•
The acquisition by the Acquiring Fund of all of the assets of the Target Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, as provided for in the Agreement, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

•
Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Target Fund upon (i) the transfer of all of its assets to, and the assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares, or (ii)  the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in liquidation except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

•
Under Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund.

•
Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund received by the Acquiring Fund other than certain assets with respect to which gain or loss is required to be recognized as described in the second bullet above, will be the same as the Target Fund’s tax basis in such assets immediately prior to the transfer.

•
Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in the second bullet above, will include the periods during which such assets were held by the Target Fund.

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•
Under Section 354(a) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for Acquiring Fund shares (including fractional shares to which they may be entitled).

•
Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor.

•
Under Section 1223(1) of the Code, the holding period of the Acquiring Fund shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange.

•
The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Ropes & Gray LLP will rely in rendering its opinion and will also be based on customary assumptions. With respect to the Reorganization of The Focus SMID-Cap Growth Equity Portfolio into the Jackson Square SMID-Cap Growth Fund, the opinion may note and distinguish certain published precedent. It is possible that the IRS or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.  A copy of the opinion will be filed with the SEC and will be available for public inspection. None of the Target Fund nor the Acquiring Fund has requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

The tax attributes, including capital loss carryovers, of the Target Fund will move to the Acquiring Fund, subject to certain conditions and limitations. In the case of the Reorganization of The Focus Smid-Cap Growth Equity Portfolio into the Jackson Square SMID-Cap Growth Fund, it is currently unclear whether the ability of the Jackson Square SMID-Cap Growth Fund to use any capital losses of The Focus Smid-Cap Growth Equity Portfolio, whether previously recognized and carried forward or built into The Focus Smid-Cap Growth Equity Portfolio’s assets in excess of a certain amount, to offset future gains will be limited as a direct result of the Reorganization. As of October 31, 2015, The Focus SMID-Cap Growth Equity Portfolio had no such losses. The ability of each of the other two Acquiring Funds to use the capital losses, if any, of the corresponding Target Fund to offset future gains will not be limited as a direct result of the Reorganization.

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This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of the Reorganization in light of your particular circumstances, of the Reorganization

COSTS OF THE REORGANIZATION

The Reorganization costs, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Funds all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization, will be borne by JSP. Neither the Target Funds nor the Acquiring Funds will bear any costs related to the Reorganization. The costs related to the Reorganization include, but are not limited to, costs associated with organizing the Acquiring Funds, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholder meetings.

ACCOUNTING SURVIVORSHIP

Each Target Fund will be considered to be the accounting survivor of the Reorganization, meaning that the Acquiring Fund will assume the financial and performance history of the Target Fund. While the acquiring fund is normally considered the legal survivor and accounting survivor of a reorganization, continuity and dominance in one or more of the following areas may lead to a determination that the target fund should be considered the accounting survivor: (1) portfolio management; (2) investment objectives, policies and restrictions; (3) portfolio composition; (4) expense structure and expense ratios; and (5) asset size.  The Target Entity and the Acquiring Entity believe the Target Funds will be the accounting survivors of the Reorganization based on the continuity and dominance established in each of these areas:

(1)
Portfolio management: JSP currently serves as the investment sub-adviser to each Target Fund, and is responsible for the portfolio management of each Target Fund and has done so since November 2005 for The Large-Cap Growth Equity Portfolio, since December 2005 for The Focus Smid-Cap Growth Equity Portfolio and since September 2005 for The Select 20 Portfolio. Although JSP serves as the investment adviser to each Acquiring Fund, Jackson Square SMID-Cap Growth Fund has very limited performance history and Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund have not yet commenced operations. The same portfolio management teams that manage each Target Fund will manage the corresponding Acquiring Fund after the Reorganization.

(2)
Investment objectives, policies and restrictions: Each Target Fund and the corresponding Acquiring Fund have the same investment objectives. With the exception of the differences in diversification of The Focus Smid-Cap Growth Equity Portfolio and Jackson Square SMID-Cap Growth Fund, as described under “Comparison of Principal Investment Strategies” and “Comparison of Fundamental and Non-Fundamental Investment Restrictions,” above, each Target Fund and corresponding Acquiring Fund have substantially the same investment strategies, policies and restrictions.

(3)
Portfolio composition: The portfolio composition of each Acquiring Fund is expected to be substantially similar to that of the corresponding Target Fund because each Acquiring Fund will be managed by JSP in accordance with the investment objective, policies and restrictions in substantially the same manner that JSP managed the corresponding Target Fund prior to the Reorganization.

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(4)
Expense structure and expense ratios: Each Target Fund and corresponding Acquiring Fund have substantially similar expense structures, and each Acquiring Fund’s total expense ratios after the implementation of the expense cap are expected to be less than or equal to the current total expense ratios of the corresponding Target Fund for at least the next two years.  With respect to Jackson Square SMID-Cap Growth Fund, fees reduced and expenses reimbursed by JSP during the period from the Fund’s inception on May 2, 2016 through the Closing Date may be recouped by JSP for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped.

(5)
Asset size: Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund are not expected to have any assets or to have commenced operations immediately prior to the Reorganization. Although Jackson Square SMID-Cap Growth Fund may have more assets than The Focus Smid-Cap Growth Equity Portfolio, it will have a very limited performance history as it only commenced operation on May 2, 2016.

BOARD RECOMMENDATION

The Target Funds Board unanimously recommends that shareholders of the Target Funds approve the proposed Reorganization.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Funds Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about July 19, 2016, to all shareholders entitled to vote.

Shareholders of record of the Target Fund as of the close of business on June 20, 2016 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of the Target Funds on June 20, 2016 appears in the following table. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

[table of outstanding shares as of 6/20/16]

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Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposal.

QUORUM REQUIREMENT AND ADJOURNMENT

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting. A Quorum means one-third (33 1/3%) of the shares of each Target Fund that are entitled to vote at the Meeting, present in person or represented by proxy.

Because shareholders of each Target Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Fund, even if shareholders of the other Target Funds have not approved the Proposal. If sufficient votes to approve the Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies. The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposal) that properly come before the Meeting. A majority of the votes cast by shareholders of a Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and broker non-votes will have the same effect as a vote “AGAINST” the Proposal because an absolute percentage of affirmative votes is required to approve the Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposal.

VOTE NECESSARY TO APPROVE THE PROPOSAL

The Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of each individual Target Fund. A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present in person or by proxy at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

PROXY SOLICITATION

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In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Funds will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

In addition to solicitations by mail, officers and employees of the Target Funds, DMC, JSP and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Funds expect that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Funds if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Funds’ representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Funds’ representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Funds, then the Target Funds’ representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Funds’ representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Funds’ representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Funds immediately if his or her instructions are not correctly reflected in the confirmation.

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

A list of the name, address, and percent ownership of each person who, as of June 20, 2016, to the knowledge of the Target Fund, owned 5% or more of the outstanding shares of a Target Fund can be found at Exhibit A.

To the best of the knowledge of the Target Trust, the ownership of shares of each Target Fund by executive officers and Trustees of the Target Funds as a group constituted less than 1% of the shares of each Target Fund as of June 20, 2016.

OTHER MATTERS

CAPITALIZATION

The following table shows the capitalization of each Target Fund as of June 30, 2016, and of the corresponding Acquiring Fund on a PRO FORMA combined basis (unaudited) as of June 30, 2016, giving effect to the proposed Reorganization. The following is an example of the number of shares of each Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund if the Reorganization was consummated on June 30, 2016, and does not reflect the number of shares or value of shares that will actually be received if the Reorganization occurs on the Closing Date.  JSP, DMC or an affiliate will bear all of the Reorganization expenses. Accordingly, no adjustments have been made for any expenses expected to be incurred in connection with the Reorganization. The capitalizations of the Target Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

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(unaudited)	The Large Cap Growth Equity Portfolio	Jackson Square Large-Cap Growth Fund
Aggregate Net Assets	$_________	$_________
Shares Outstanding	______	______
Net Asset Value Per Share	$____	$____

(unaudited)	The Focus Smid-Cap Growth Equity Portfolio	Jackson Square SMID-Cap Growth Fund Before Reorganization	Jackson Square SMID-Cap Growth Fund After Reorganization
Aggregate Net Assets	$_________	$_________	$_________
Shares Outstanding	______	______	______
Net Asset Value Per Share	$____	$____	$____

(unaudited)	The Select 20 Portfolio	Jackson Square Select 20 Growth Fund
Aggregate Net Assets	$_________	$_________
Shares Outstanding	______	______
Net Asset Value Per Share	$____	$____

DISSENTERS’ RIGHTS

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

SHAREHOLDER PROPOSALS

The governing instruments of the Target Trust do not require that the Target Funds hold annual meetings of shareholders. The Target Funds are, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Funds. The Target Trust also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Target Trust’s governing instruments generally provide that a shareholder meeting may be called by a majority of the Trustees, the Chairperson of the Board, or the President of the Target Trust.

Shareholders of the Target Funds wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Funds a reasonable time before the Target Funds Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Funds may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Funds within a reasonable period of time before the Target Funds Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Funds should be sent to the Secretary of the Target Trust, David F. Connor, at the address of the Target Funds given above. If the proposed Reorganization is approved and completed, shareholders of the Target Funds will become shareholders of the Acquiring Funds and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Funds.

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EXHIBIT A

OWNERSHIP OF THE TARGET FUNDS

SIGNIFICANT HOLDERS

The following tables show, as of June 20, 2016, the accounts of each Target Fund that own of record 5% or more of the Target Fund. Unless otherwise indicated, the Target Trust has no knowledge of beneficial ownership.

[tables to be inserted after June 20, 2016]

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EXHIBIT B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“AGREEMENT”) is adopted as of this [ ] day of [ ], 2016 by and among: (i) Delaware Pooled Trust, an open-end registered investment company (“TARGET ENTITY”), on behalf of three of its series portfolios, The Large Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio (each, a “TARGET FUND,” and together, the “TARGET FUNDS”); (ii) Managed Portfolio Series, an open-end registered investment company (“ACQUIRING ENTITY”), on behalf of three of its series portfolios, the Jackson Square Large-Cap Growth Fund, the Jackson Square SMID-Cap Growth Fund, and the Jackson Square Select 20 Growth Fund (each, an “ACQUIRING FUND,” and together, the “ACQUIRING FUNDS,” and each Target Fund and each Acquiring Fund, a “FUND”); (iii) solely for the purposes of Sections 1.1(g), 1.1(h), 4.2(u) and 11.2 of this Agreement, Delaware Management Company, a series of Delaware Management Business Trust (“DELAWARE”), investment adviser of the Target Funds; and (iv) solely for the purposes of Sections 1.1(h), 4.2(u), 9.2 and 11.1 of this Agreement, Jackson Square Partners, LLC (“JACKSON SQUARE”), investment adviser of the Acquiring Funds.  Other than the Target Funds and the Acquiring Funds, no other series of either the Target Entity or the Acquiring Entity are parties to this Agreement.

WHEREAS, the Target Entity and the Acquiring Entity each is an open-end, investment company of the management type registered with the Securities and Exchange Commission (the “COMMISSION”); and

WHEREAS, the parties hereto intend for the Acquiring Entity, on behalf of the Acquiring Funds, and the Target Entity, on behalf of the Target Funds, to enter into a transaction pursuant to which: (i) each Acquiring Fund will acquire all of the assets, property, and goodwill and assume all of the liabilities of the corresponding Target Fund (identified in the table provided in Schedule 1.1 to this Agreement) in exchange for IS Class shares of the corresponding Acquiring Fund (identified in the table provided in Schedule 1.1 to this Agreement) of equal value to the net assets of the Target Fund, and (ii) the Target Fund will distribute such shares of the corresponding Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “REORGANIZATION”); and

WHEREAS, the Jackson Square Large-Cap Growth Fund and the Jackson Square Select 20 Growth Fund each is, and will be immediately prior to the Closing (defined in Section 3.1), a shell series, without assets (other than nominal seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Target Funds; and

WHEREAS, the IS Class of the Jackson Square SMID-Cap Growth Fund is, and will be immediately prior to the Closing (defined in Section 3.1), a newly formed share class of the Jackson Square SMID-Cap Growth Fund, created for the purpose of acquiring the assets and liabilities of the corresponding Target Fund; and

WHEREAS, Delaware is currently the investment adviser and Jackson Square is currently the investment subadviser to each Target Fund, and

WHEREAS, if the shareholders of each Target Fund approve the Reorganization and the Reorganization of such Target Fund proceeds to Closing, Jackson Square will be the investment adviser to each corresponding Acquiring Fund, and Delaware will have no continuing investment advisory role with respect to such Acquiring Fund; and

WHEREAS, Delaware currently owns a minority non-voting interest in Jackson Square and will continue to do so after the Reorganization; and

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WHEREAS, The Large Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio are each classified as a “diversified company” within the meaning of the Investment Company Act of 1940, as amended (the “1940 ACT”), meaning that with respect to 75% of a Fund’s total assets: (1) no more than 5% may be invested in the securities of a single issuer, and (2) a Fund may not hold more than 10% of the outstanding voting securities of a single issuer; and

WHEREAS, if shareholders of The Large Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio each approve the Reorganization and the Reorganization of such Target Fund proceeds to Closing, the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, the corresponding Acquiring Funds to The Large-Cap Growth Equity Portfolio and The Focus Smid-Cap Growth Equity Portfolio, will each be classified as  a “non-diversified company”, meaning a company that does not satisfy the definition of a “diversified company” set forth in the 1940 Act; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “CODE”); and

WHEREAS, this Agreement is intended to apply individually to each Target Fund and corresponding Acquiring Fund, and the consummation of the Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1.
Provided that all conditions precedent to the Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization:

(a)  Each Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities of the Target Fund, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional shares of the Acquiring Fund determined in the manner set forth in Section 2.

(b)  The assets of the Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date(collectively, “ASSETS”).

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(c)  Each Target Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Each Acquiring Fund shall assume all of the liabilities of the corresponding Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, “LIABILITIES”).

(d)  At the Closing, each shareholder of record of The Focus Smid-Cap Growth Equity Portfolio as of the record date (the “DISTRIBUTION RECORD DATE”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8.6 hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Fund that such person had on such Distribution Record Date.

(e)  As soon as reasonably practicable after the Closing, each Target Fund will distribute to its shareholders of record (“TARGET FUND SHAREHOLDERS”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.1(a) on a pro rata basis as set forth in Section 2, and the Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to the Target Fund’s shares, by the transfer of the corresponding Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. At the Closing, any outstanding certificates representing shares of the Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.

(f)  Ownership of Acquiring Fund shares will be shown on the Acquiring Funds’ books, as such are maintained by the Acquiring Funds’ transfer agent.

(g)  All books and records of the Target Funds, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be given to the Acquiring Funds on the Closing Date and copies of all such books and records maintained by Delaware or by the Target Funds’ administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Funds or their agents as soon as practicable following the Closing Date.

(h)  To the extent applicable, Delaware, Jackson Square and the Acquiring Entity will use all commercially reasonable efforts to ensure that the Reorganization will comply with the safe harbor provisions of Section 15(f) of the 1940 Act.  In particular, Delaware, Jackson Square and the Acquiring Entity will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 per cent of the members of the Acquiring Entity’s Board are not interested persons of either Delaware or Jackson Square; and for a period of at least two (2) years after the Closing Date, no undue burden is imposed on the Acquiring Funds or their shareholders. Delaware and the Acquiring Entity will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the Closing Date, at least 75 per cent of the members of the Board of Trustees of the Acquiring Entity are not interested persons of Delaware.

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EXHIBIT B

2.	VALUATION

2.1.	With respect to the Reorganization:

(a)  The net value of each Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (defined below) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities in each case using the valuation procedures established by the Acquiring Entity’s Board of Trustees (“ACQUIRING FUNDS’ VALUATION PROCEDURES”).

(b)  With the exception of the Jackson Square SMID-Cap Growth Fund, the number of shares issued by each Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the corresponding Target Fund’s Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Time.

(c)  With respect to the Jackson Square SMID-Cap Growth Fund, the net asset value per share of the Acquiring Fund’s IS Class shares issued in connection with the Reorganization shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund;

(d)  With the exception of the Jackson Square SMID-Cap Growth Fund, the net asset value per share of each Acquiring Fund’s IS Class shares issued in connection with the Reorganization shall be determined to the nearest full cent as of the Valuation Time, by dividing the net value of the corresponding Target Fund’s Assets (described in Section 2.1(a) hereof) by the number of shares issued by the Acquiring Fund in connection with the Reorganization (described in Section 2.1(b) hereof);

(e)  With respect to the Jackson Square SMID-Cap Growth Fund, the number of shares of the Acquiring Fund’s IS Class shares issued in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Target Fund shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1(a), by the net asset value per share of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.1(c), multiplied by the number of shares of the Target Fund.  The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Target Fund shares owned by Target Fund Shareholders immediately prior to the opening of business on the Closing Date;

(f)  All computations of value shall be made by the Acquiring Funds’ administrator using the Acquiring Funds’ Valuation Procedures and shall be subject to review by the Target Funds’ administrator and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(g)  “VALUATION TIME” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(h)  “VALUATION DATE” shall mean the business day next preceding the Closing Date.

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3.	CLOSING AND CLOSING DATE

3.1.	The Reorganization shall close on September 19, 2016 or such other date as the parties may agree (the “CLOSING DATE”). All acts taking place at the closing of the Reorganization (“CLOSING”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the “CLOSING TIME”) . The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2.	With respect to the Reorganization:

(a)  The Target Funds’ portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Funds as of the Closing Date to the Acquiring Funds’ custodian (the “ACQUIRING CUSTODIAN”) for the account of the Acquiring Funds duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Funds’ custodian (the “TARGET CUSTODIAN”) to deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under 1940 Act), in which the Assets are deposited, the Target Funds’ portfolio securities and instruments so held. The cash to be transferred by the Target Funds shall be delivered to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Funds are unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Funds or their broker, then the Acquiring Funds may, in their sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Funds have, by or on the Closing Date, delivered to the Acquiring Funds or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Funds or the Acquiring Custodian, such as brokers’ confirmation slips.

(b)  The Target Entity shall direct the Target Custodian to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that, except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Funds no later than the Closing Time on the Closing Date.

(c)  At such time prior to the Closing Date as the parties mutually agree, the Target Funds shall provide: (i) instructions and related information to the Acquiring Funds or their transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Funds or their agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request.

(d)  The Target Entity shall direct the transfer agent for the Target Funds (the “TARGET TRANSFER AGENT”) to deliver to the Acquiring Funds at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Funds shall issue and deliver to the Secretary of the Target Funds a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence reasonably satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Funds. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

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EXHIBIT B

(e)  In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Funds (each, an “EXCHANGE”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Target Funds is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Target Entity, on behalf of itself or, where applicable, the Target Funds, represents and warrants to the Acquiring Entity and the Acquiring Funds as follows:

(a)  The Target Funds are duly organized as separate series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents, to own all of their Assets, to carry on their business as it is now being conducted and to enter into this Agreement and perform their obligations hereunder;

(b)  The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Target Funds under the Securities Act of 1933, as amended (“1933 ACT”), are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Funds and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 ACT”), the 1940 Act and state securities laws;

(d)  The current prospectus and statement of additional information of the Target Funds and each prospectus and statement of additional information of the Target Funds used at any time during the Target Funds’ six (6) most recently completed fiscal years conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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(e)  The Target Funds are in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Funds’ prospectus and statement of additional information;

(f)  Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Funds, the Target Funds will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that, if disclosed in writing to the Acquiring Funds, the Acquiring Funds will acquire Assets that are segregated as collateral for the Target Funds’ derivative positions, if any, including without limitation, as collateral for swap positions and as margin for futures positions, if any, subject to such segregation and liens that apply to such Assets;

(g)  The Target Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Target Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Funds or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Funds or the Target Entity is a party or by which it is bound;

(h)  Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Entity’s or the Target Funds’ knowledge, threatened against the Target Entity or the Target Funds that, if adversely determined, would materially and adversely affect the Target Entity’s or the Target Funds’ financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Target Funds and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings or investigations, and neither the Target Entity nor the Target Funds are a party to or subject to the provisions of any order, decree or judgment of any court, tribunal, arbitrator, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The financial statements of the Target Funds for the Target Funds’ most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Funds’ prospectus or statement of additional information included in the Target Funds’ registration statement on Form N-1A (the “PROSPECTUS” and “STATEMENT OF ADDITIONAL INFORMATION”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Funds’ most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)  Since the last day of the Target Funds’ most recently completed fiscal year, there has not been any material adverse change in the Target Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business. For purposes of this paragraph, a decline in net asset value due to declines in market value of securities held by the Target Funds, the redemption of Target Fund shares held by shareholders of the Target Funds or the discharge of the Target Funds’ ordinary course liabilities shall not constitute a material adverse change;

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(k)  On the Closing Date, all material Returns (as defined below) of the Target Funds required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Funds’ knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Funds or their assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Funds’ financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l)  The Target Funds have elected to be regulated investment companies under Subchapter M of the Code and each Target Fund is a “fund” as defined under Section 851(g) of the Code. Each Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended on or prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(m)  All issued and outstanding shares of the Target Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Funds, and subject to the approval of the shareholders of each Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(o)  Within a timeframe mutually agreeable to the parties, the Target Funds will provide the Acquiring Funds with such information relating to the Target Funds as is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b)) in connection with the meeting of shareholders of the Target Funds to approve this Agreement and such information, as of the date provided through the date of the meeting of shareholders of the Target Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity for use therein;

(p)  The books and records of the Target Funds are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Funds;

(q)  The Target Funds are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)  The Target Funds have no unamortized or unpaid organizational fees or expenses;

(s)  Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquired Funds, the Target Funds have no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date; and

(t)  Each Target Fund is in compliance in all material respects with applicable regulations issued by the United States Department of Treasury (“Treasury Regulations”) pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting under Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.	The Acquiring Entity, on behalf of the Acquiring Funds, represents and warrants to the Target Entity and the Target Funds as follows:

(a)  The Acquiring Funds are duly organized as separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its organizational documents to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b)  The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(c)  The registration of the shares of the Acquiring Funds to be issued in the Reorganization under the 1933 Act is in full force and effect;

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(d)  No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Funds and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(e)  The prospectuses and statements of additional information of the Acquiring Funds, including supplements thereto, to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(f)  On the Closing Date, the Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund each will have no assets other than nominal seed capital contributed by the initial shareholder of the Fund in accordance with Section 14(a) of the 1940 Act;

(g)  The Jackson Square SMID-Cap Growth Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in its prospectus and statement of additional information;

(h)  The Acquiring Funds are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the Acquiring Entity’s organizational documents or a material violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Funds or the Acquiring Entity are a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Funds or the Acquiring Entity is a party or by which it is bound;

(i)  Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Funds, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity or the Acquiring Funds that, if adversely determined, would materially and adversely affect the Acquiring Entity’s or the Acquiring Funds’ financial condition, the conduct of its business or its ability to consummate the transactions contemplated by this Agreement. The Acquiring Funds and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(j)  Each of the Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity, without assets (other than nominal seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of its respective Target Fund in connection with the Reorganization and, accordingly, each of the Jackson Square Large-Cap Growth Fund and Jackson Square Select 20 Growth Fund has not commenced operations, prepared books of account and related records or financial statements or issued any shares except those issued to its initial shareholder.  With respect to Jackson Square SMID-Cap Growth Fund, the books and records of the Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Fund;

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(k)  With respect to Jackson Square SMID-Cap Growth Fund, the statement of assets and liabilities to be furnished to the Target Entity on the Valuation Date will accurately reflect the Fund’s assets and liabilities and outstanding shares as of such date, in conformity with generally accepted accounting principles applied on a consistent basis;

(l)  By the Closing, the Acquiring Entity’s Board of Trustees and Officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Funds to commence or have commenced operations as series of a registered open-end management investment company, including, without limitation, approving and executing investment advisory contracts in the manner required by the 1940 Act and approving and executing such other contracts as are necessary for the operation of the Acquiring Fund;

(m)  On the Closing Date, all Returns of the Acquiring Funds required by law to have been filed by such date (including any extensions), if any, shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Funds’ knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Funds or their assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(n)  The Acquiring Funds have elected, or if newly organized intend to elect, and qualify as regulated investment companies for federal income tax purposes under Subchapter M of the Code, each Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Funds to fail to be qualified as a regulated investment company from and after the Closing. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a RIC for its current taxable year.  No Acquiring Fund has earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(o)  All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom;

(p)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trustees of the Acquiring Entity, on behalf of the Acquiring Funds, and subject to the approval of shareholders of the Target Funds and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Funds, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(q)  The shares of the Acquiring Funds to be issued and delivered to the corresponding Target Funds, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of a Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity and the Acquiring Funds;

(r)  The Acquiring Funds are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(s)  The Acquiring Funds have no unamortized or unpaid organizational fees or expenses for which they do not expect to be reimbursed;

(t)  The information provided by the Acquiring Funds for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which such statements were made, not misleading, on the effective date of such N-14 Registration Statement, provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Funds for use therein;

(u)  In conjunction with Section 1.1(h), Acquiring Entity shall furnish JACKSON SQUARE and DELAWARE with any future independent trustee candidate names to verify independence from and non-affiliation with JACKSON SQUARE and DELAWARE.

5.	COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

5.1.	With Respect to the Reorganization:

(a)  Each Target Fund and Acquiring Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business for each Target Fund and the Jackson Square SMID-Cap Growth Fund during that time period may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct its business operations in the ordinary course in all material respects.

(b)  The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Funds to approve the Reorganization (the “N-14 REGISTRATION STATEMENT”).

(c)  The Target Entity will call a meeting of the shareholders of the Target Funds to consider and act separately upon this Agreement with respect to each Target Fund and to take all other action necessary to obtain approval of the transactions contemplated herein.

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(d)  The Target Funds covenant that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)  The Target Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of the Target Funds’ shares.

(f)  The Target Entity, on behalf of the Target Funds, will provide the Acquiring Funds with: (1) a statement of the respective tax basis and holding period of all investments to be transferred by each Target Fund to the corresponding Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Funds with respect to each shareholder, including such information as the Acquiring Entity may reasonably request concerning Target Fund shares or Target Fund Shareholders in connection with the Acquiring Funds’ cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of each Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the corresponding Acquiring Fund as a result of the transfer of Assets (the “TARGET FUND SHAREHOLDER DOCUMENTATION”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Funds (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. section 1.6045A-1 and section 1.6045B -1(a))) for purposes of preparing any returns required by law to be filed by the Target Funds for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Funds (the “FIN 48 WORKPAPERS”). The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

(g)  Subject to the provisions of this Agreement, the Acquiring Funds and the Target Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h)  Promptly after the Closing, each Target Fund will make one or more liquidating distributions to its shareholders consisting of the shares of the corresponding Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(i)  After the Closing Date, the Target Entity, on behalf of the Target Funds, shall deliver to the Acquiring Funds a statement of the earnings and profits (accumulated and current) of each Target Fund for federal income tax purposes that will be carried over to the corresponding Acquiring Fund under Section 381 of the Code.

(j)  It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. Any party to this Agreement whose actions result in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code shall be responsible for any losses to the Funds or shareholders of the Funds due to the failure of the Reorganization to so qualify and shall indemnify the other parties pursuant to Section 11 of this Agreement.

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(k)  Any reporting responsibility of the Target Funds, including, but not limited to, the responsibility for filing regulatory reports, Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Funds, except as otherwise is mutually agreed by the parties in writing.

(l)  The Target Entity, on behalf of the Target Funds, shall deliver to the Acquiring Funds copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Funds for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Funds and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(m)  The Target Entity, on behalf of the Target Funds, agrees that the acquisition of all Assets and Liabilities of the Target Funds by the Acquiring Entity, on behalf of the Acquiring Funds, includes any right of action against current and former service providers of the Target Funds, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Entity hereby assigns to the Acquiring Entity all rights, causes of action, and other claims against third parties relating to the Target Funds, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n)  The Target Entity and the Acquiring Entity will coordinate with their respective administrators to provide a valuation check to determine whether the use of the Acquiring Funds’ Valuation Procedures will result in material differences in the prices of the portfolio securities of the Target Funds as compared to the prices of the same portfolio securities determined using the Target Funds’ valuation procedures, such valuation check to be conducted no later than one month prior to the Closing Date and again within one week of the Closing Date on mutually agreeable dates. In the event that such valuation check reveals material pricing differences, the Target Entity and the Acquiring Entity will work together, in good faith, to eliminate or minimize such differences prior to the Closing.

(o)  The Acquiring Entity covenants that it will not make any material changes to the Acquiring Funds’ Valuation Procedures prior to the Closing Date without providing the Target Entity with written notice of such changes at least ten days prior to the effective date of such changes.

(p)  The Acquiring Entity shall supply to the Target Entity the statement of assets and liabilities for the Jackson Square SMID-Cap Growth Fund described in Section 4.2 of this Agreement in conformity with the requirements described in such section.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS

6.1.	The obligations of the Target Entity, on behalf of the Target Funds, to consummate the transactions provided for herein shall be subject, at the Target Funds’ election, to the performance by the Acquiring Entity and the Acquiring Funds of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

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(a)  All representations and warranties of the Acquiring Funds and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b)  The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Funds made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)  The Acquiring Entity and the Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Funds, on or before the Closing Date;

(d)  The Acquiring Entity has not made any material changes to the Acquiring Funds’ Valuation Procedures between the date of this Agreement and the Closing Date, except as provided in Section 5.1(o) herein;

(e)  The Target Entity shall have received a favorable opinion of Bernstein, Shur, Sawyer & Nelson, P.A., counsel to the Acquiring Entity, dated the Closing Date and in a form satisfactory to the Target Entity, to the following effect:

(i.)	The Acquiring Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Entity;

(ii.)	This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Entity and, assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Entity enforceable against the Acquiring Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii.)	The shares of each Acquiring Fund to be issued for transfer to the corresponding Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

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(iv.)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Entity of its obligations hereunder will not, violate the Acquiring Entity’s organizational documents;

(v.)	The Acquiring Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi.)	Except as disclosed in writing to the Target Entity, such counsel knows of no material legal proceedings pending against the Acquiring Funds or the Acquiring Entity; and

(vii.)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Entity of the transactions contemplated by this Agreement except such as have been obtained; and

(f)  In connection with the opinion contemplated by Section 6.1(e) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Acquiring Entity.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

7.1.	With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Funds, to consummate the transactions provided for herein shall be subject, at the Acquiring Funds’ election, to the performance by the Target Entity and the Target Funds of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)  All representations and warranties of the Target Entity and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b)  The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Funds made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)  The Target Entity, on behalf of the Target Funds, shall have delivered to the Acquiring Entity (i) a statement of the Target Funds’ Assets, together with a list of portfolio securities of the Target Funds showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Funds;

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(d)  The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e)  The Target Entity and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Funds, on or before the Closing Date;

(f)  The Acquiring Entity shall have received a favorable opinion of Stradley Ronon Stevens & Young LLP, counsel to the Target Entity, dated the Closing Date and in a form satisfactory to the Acquiring Entity, to the following effect:

(i)	The Target Entity is duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Entity;

(ii)	This Agreement has been duly authorized, executed and delivered on behalf of the Target Entity and, assuming the N-14 Registration Statement complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Target Entity enforceable against the Target Entity in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii)	The execution and delivery of this Agreement did not, and the performance by the Target Entity of its obligations hereunder, including the transfer of the Assets, will not, violate the Target Entity’s organizational documents;

(iv)	The Target Entity is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(v)	Except as disclosed in writing to the Acquiring Entity, such counsel knows of no material legal proceedings pending against the Target Entity; and

(vi)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Entity of the transactions contemplated by this Agreement except such as have been obtained; and

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(g)  In connection with the opinion contemplated by Section 7.1(f) of this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Target Entity.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Funds or the Acquiring Funds, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.	The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Target Fund in accordance with the provisions of the Target Entity’s organizational documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.1. The consummation of one Reorganization between a Target Fund and an Acquiring Fund shall not be contingent on the approval by shareholders of another Target Fund;

8.2.	On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.	All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Target Funds, provided that either party hereto may for itself waive any of such conditions;

8.4.	The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.	The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Ropes & Gray LLP in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.5. In rendering such opinion, Ropes & Gray LLP may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.5.

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8.6.	In the case of the Reorganization of The Focus Smid-Cap Growth Equity Portfolio into the Jackson Square SMID-Cap Growth Fund, the Target Fund shall have declared and paid a dividend or dividends on or prior to the Valuation Date that, together with all previous distributions qualifying for the dividends paid deduction, shall have the effect of distributing to its shareholders, in distributions qualifying for the dividends paid deduction: (i) all of the Target Fund’s investment company taxable income as defined in Section 852 of the Code, and, (ii) all of the Target Fund’s net capital gain realized (after reduction for any capital loss carryover); the amounts in (i) and (ii) shall in each case be determined without regard to any deductions for dividends paid and shall include amounts in respect of both (x) the Target Fund’s taxable year ending on the date of Closing, and (y) any prior taxable year to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855(a) of the Code.

9.	FEES AND EXPENSES

9.1.	The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.	Except as may be otherwise agreed to between JACKSON SQUARE and Delaware, JACKSON SQUARE will bear the expenses relating to the Reorganization, including, but not limited to: (1) the external legal costs to Delaware, the Target Funds and the Acquiring Funds of preparing and negotiating this Agreement; (2) the external legal, printing and mailing costs associated with providing the supplement to the prospectus of the Target Funds notifying shareholders of board approval of this Agreement; (3) the external legal costs associated with the N-14 Registration Statement preparation, filing and negotiations with the Commission; (4) the fees charged by the Target Fund’s independent registered public accountants for services related to the Reorganization; (5) the fees charged by the Acquiring Funds’ transfer agent for services relating to the Reorganization, including deconversion, printing, mailing and imaging; (6) solicitation by proxy of approval of the Reorganization by the Target Fund Shareholders, including printing, mailing, and solicitation and tabulation of shareholder votes; (7) external legal costs associated with an opinion of counsel issued to both the Target Funds and the Acquiring Funds regarding the qualification of the Reorganization as a tax-free reorganization; and (8) all necessary taxes in connection with the Reorganization, including all applicable Federal, state and foreign stock transfer stamps. For the avoidance of doubt, neither the Acquiring Funds nor the Target Funds will bear the expenses relating to the Reorganization. The parties hereto agree to effectuate the Reorganization in a manner designed to minimize actual costs incurred. The terms in this Section 9.2 shall not supersede any separate agreement between JACKSON SQUARE and Delaware or between JACKSON SQUARE and U.S. Bancorp Fund Services, LLC, the fund administrator to the Acquiring Trust and Acquiring Funds, with respect to fees and expenses relating to the Reorganization.

10.	COOPERATION AND EXCHANGE OF INFORMATION

Prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary: (i) for the filing of any Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all Returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Funds and the Acquiring Funds for the taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Funds.

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If applicable, the Acquiring Funds shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Entity have concluded that, based on their evaluation of the effectiveness of the Target Entity’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance regarding the reliability of information provided by the Target Entity to the Acquiring Entity with respect to the Target Funds’ operations prior to the Closing that is required to be disclosed by the Acquiring Entity on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

11.	INDEMNIFICATION

11.1.	JACKSON SQUARE agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees and the Target Funds from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its directors/trustees or officers or the Target Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.2.	DELAWARE agrees to indemnify and hold harmless the Acquiring Entity and each of its officers and trustees and the Acquiring Funds from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity or any of its trustees or officers or the Acquiring Funds may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Funds, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1.	Except as described in Section 9.2, and in a separate confidentiality agreement between the Acquiring Entity and the Target Entity (the “CONFIDENTIALITY AGREEMENT”), each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

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12.2.	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the Acquiring Entity and the Target Entity; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2016, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) by either the Acquiring Entity or the Target Entity if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iv) by the Acquiring Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Acquiring Entity; or (v) by the Target Entity if any condition precedent to its obligations set forth herein has not been fulfilled or waived by the Target Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.  However, a termination pursuant to this provision shall not relieve JACKSON SQUARE of its obligations pursuant to Section 9.2 to bear expenses relating to the Reorganization, as specified in section 9.2, which were incurred prior to the termination.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

15.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY; PUBLICITY; SEVERABILITY; EFFECT OF ELECTRONIC DOCUMENTS

15.1.	The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4.	This agreement may be executed in any number of counterparts, each of which shall be considered an original.

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EXHIBIT B

15.5.	It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of: (a) the Target Funds or the Acquiring Funds, as applicable, as provided in their respective organizational documents; and (b) the other parties. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

15.6.	Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

15.7.	Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

15.8.	A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

16.	CONFIDENTIALITY

Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all confidential information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein or in the Confidentiality Agreement.

In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

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EXHIBIT B

17. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

FOR TARGET ENTITY:

Delaware Pooled Trust
2005 Market Street, 9th Floor
Philadelphia, PA  19103
Attention: Legal Department

WITH A COPY TO:

Jana L. Cresswell
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

FOR ACQUIRING ENTITY:

Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI  53202
Attention: Jeanine Bajczyk, Esq.

WITH A COPY TO:

Thomas G. Sheehan
Bernstein Shur
100 Middle Street
Portland, ME 041101

FOR DELAWARE:

Delaware Management Company
2005 Market Street, 9th   Floor
Philadelphia, PA  19103
Attention: Legal Department

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EXHIBIT B

FOR JACKSON SQUARE:

Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, CA 94111
Attention: Van Tran

[SIGNATURE PAGE FOLLOWS]

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

SIGNATURE PAGE

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

DELAWARE POOLED TRUST,

on behalf of its series
THE LARGE CAP GROWTH EQUITY PORTFOLIO
THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO
THE SELECT 20 PORTFOLIO

By: _________________________
Name:
Title:

MANAGED PORTFOLIO SERIES
on behalf of its series
JACKSON SQUARE LARGE-CAP GROWTH FUND
JACKSON SQUARE SMID-CAP GROWTH FUND
JACKSON SQUARE SELECT 20 GROWTH FUND

By:  _________________________
Name:
Title:

DELAWARE MANAGEMENT COMPANY, a series of Delaware Management Business Trust, solely for the purposes of Sections 1.1(g), 1.1(h), 4.2(u) and 11.2 of this Agreement

By:  _________________________
Name:
Title:

JACKSON SQUARE PARTNERS, LLC solely for the purposes of Sections 1.1(h), 4.2(u), 9.2 and 11.1 of this Agreement

By:  _________________________
Name:
Title:

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 1.1

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

Target Fund	Corresponding Acquiring Fund (Share Class)

The Large-Cap Growth Equity Portfolio	Jackson Square Large-Cap Growth Fund (IS Class)
The Focus Smid-Cap Growth Equity Portfolio	Jackson Square SMID-Cap Growth Fund (IS Class)
The Select 20 Portfolio	Jackson Square Select 20 Growth Fund (IS Class)

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EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION
SCHEDULE 8.5

TAX OPINION

(i)    The acquisition by the Acquiring Fund of all of the assets of the Target Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund as provided for in the Agreement, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)    Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Target Fund upon (a) the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares, or (b) the distribution of the Acquiring Fund shares by the Target Funds to its shareholders in complete liquidation except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of the Target Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(iii)    Under Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund.

(iv)    Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund received by the Acquiring Fund other than certain assets with respect to which gain or loss is required to be recognized as described in (ii) above, will be the same as the Target Fund’s tax basis in such assets immediately prior to the transfer.

(v)    Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Target Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (ii) above, will include the periods during which such assets were held by the Target Fund.

(vi)    Under Section 354(a) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled).

(vii)    Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor.

(viii)    Under Section 1223(1) of the Code, the holding period of the Acquiring Fund shares received by shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange.

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EXHIBIT B

(ix)    The Acquiring Funds will succeed to and take into account the items of the Target Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

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EXHIBIT C
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Target Funds’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Target Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Target Funds (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Target Funds’ financial statements, is included in the Target Funds Annual Report, which is available upon request by calling 800-231-8002.

	The Large-Cap Growth Equity Portfolio Year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Net asset value, beginning of period	$17.040	$14.600	$11.470	$9.880	$8.900
Income from investment operations:
Net investment income[1]	0.111	0.109	0.062	0.027	0.053
Net realized and unrealized gain	1.192	2.381	3.121	1.589	0.962
Total from investment operations	1.303	2.490	3.183	1.616	1.015
Less dividends and distributions from:
Net investment income	(0.110)	(0.050)	(0.053)	(0.026)	(0.035)
Net realized gain	(1.443)	—	—	—	—
Total dividends and distributions	(1.553)	(0.050)	(0.053)	(0.026)	(0.035)
Net asset value, end of period	$16.790	$17.040	$16.600	$11.470	$9.880
Total return[2]	8.06%	17.10%	27.86%	16.40%	11.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$313,511	$277,322	$254,958	$216,467	$170,531
Ratio of expenses to average net assets	0.64%	0.64%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.67%	0.69%	0.48%	0.25%	0.55%
Portfolio turnover	49%	30%	38%	40%[3]	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

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EXHIBIT C

	The Focus Smid-Cap Growth Equity Portfolio Year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Net asset value, beginning of period	$21.850	$20.720	$15.500	$14.810	$12.290
Income (loss) from investment operations:
Net investment income (loss)[1]	0.072	(0.010)	(0.005)	(0.022)	0.079
Net realized and unrealized gain	1.486	1.152	5.446	0.723	2.547
Total from investment operations	1.558	1.142	5.441	0.701	2.626
Less dividends and distributions from:
Net investment income	(0.078)	(0.012)	—	(0.011)	(0.106)
Net realized gain	(4.890)	—	(0.221)	—	—
Total dividends and distributions	(4.968)	(0.012)	(0.221)	(0.011)	(0.106)
Net asset value, end of period	$18.440	$21.850	$20.720	$15.500	$14.810
Total return[2]	8.30%	5.51%	35.56%	4.74%	21.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,443	$43,281	$89,434	$17,853	$16,721
Ratio of expenses to average net assets	0.92%	0.90%	0.89%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived	0.92%	0.91%	0.89%	0.94%	1.05%
Ratio of net investment income (loss) to average net assets	0.38%	(0.05%)	(0.03%)	(0.14%)	0.54%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.38%	(0.06%)	(0.03%)	(0.16%)	0.41%
Portfolio turnover	21%	40%	26%	44%	16%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

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EXHIBIT C

	The Select 20 Portfolio Year ended
	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Net asset value, beginning of period	$11.050	$9.680	$8.140	$6.960	$6.040
Income (loss) from investment operations:
Net investment income (loss)[1]	—[2]	0.006	0.017	(0.002)	0.003
Net realized and unrealized gain	0.977	1.516	1.667	1.184	0.917
Total from investment operations	0.977	1.522	1.684	1.182	0.920
Less dividends and distributions from:
Net investment income	(0.013)	(0.006)	(0.016)	(0.002)	—
Net realized gain	(3.064)	(0.146)	(0.128)	—	—
Total dividends and distributions	(3.077)	(0.152)	(0.144)	(0.002)	—
Net asset value, end of period	$8.950	$11.050	$9.680	$8.140	$6.960
Total return[2]	10.60%	15.92%	21.00%	16.99%	15.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,625	$90,354	$188,082	$124,511	$45,978
Ratio of expenses to average net assets	0.89%	0.87%	0.85%	0.86%	0.89%
Ratio of expenses to average net assets prior to fees waived	0.89%	0.87%	0.85%	0.87%	1.02%
Ratio of net investment income (loss) to average net assets	0.00%	0.06%	0.20%	(0.02%)	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.00%	0.06%	0.20%	(0.03%)	(0.09%)
Portfolio turnover	31%	21%	46%	42%	26%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount is less than 0.001 per share.
[3]
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager.  Performance would have been lower had the waiver not been in effect.

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STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
Jackson Square Large-Cap Growth Fund
Jackson Square SMID-Cap Growth Fund
Jackson Square Select 20 Growth Fund

615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 287-3700

RELATING TO THE SEPTEMBER 12, 2016 SPECIAL MEETING OF SHAREHOLDERS OF:  THE LARGE-CAP GROWTH EQUITY PORTFOLIO
THE FOCUS SMID-CAP GROWTH EQUITY PORTFOLIO
THE SELECT 20 PORTFOLIO
each a series of Delaware Pooled® Trust

[DATE], 2016

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [DATE], 2016, relating specifically to the Special Meeting of Shareholders of The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio to be held on September 12, 2016 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Target Funds at 800-231-8002 or by sending an e-mail request to CSSUPPORTTEAM@DELINVEST.COM.

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TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	3
3INCORPORATION BY REFERENCE	3
PRO FORMA FINANCIAL INFORMATION	3

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GENERAL INFORMATION

Target Funds	Corresponding Acquiring Funds (Share Class)

The Large-Cap Growth Equity Portfolio	Jackson Square Large-Cap Growth Fund (IS Class)
The Focus Smid-Cap Growth Equity Portfolio	Jackson Square SMID-Cap Growth Fund (IS Class)
The Select 20 Portfolio	Jackson Square Select 20 Growth Fund (IS Class)

This Statement of Additional Information relates to: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Funds by the corresponding Acquiring Funds (as set forth above) in exchange for IS Class shares of the Acquiring Funds; (b) the distribution of such shares to the shareholders of the Target Funds; and (c) the liquidation and termination of the Target Funds (the “Reorganization”). Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Funds are newly formed series of the Managed Portfolio Series (the “Acquiring Trust”), the Acquiring Funds have not published an annual or semi-annual report to shareholders. This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•	Statement of Additional Information dated February 26, 2016 for the Target Funds (the “Target Funds SAI”);

•	Supplements dated March 28, 2016 and May 20, 2016 to the Target Funds SAI;

•	Statement of Additional Information dated March 29, 2016 for the Acquiring Funds;

•	Supplements dated April 15, 2016 and May 2, 2016 to the Acquiring Funds SAI; and

•
The Target Funds’ audited financial statements and related report of the independent public accounting firm included in the Target Funds Annual Report to Shareholders for the fiscal year ended October 31, 2015 (the “Target Funds Annual Report”). No other parts of the Target Funds Annual Report are incorporated herein by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Target Funds are proposed to be reorganized into the Acquiring Funds. Pro forma financial information has not been prepared for the Reorganization of The Large Cap Growth Equity Portfolio or The Select 20 Portfolio because the corresponding Acquiring Funds are newly organized shell series with no assets (other than seed capital) or liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Target Funds. Pro forma financial information for Reorganization of The Focus Smid-Cap Growth Equity Portfolio into the Jackson Square SMID-Cap Growth Fund has been provided below.  The Target Funds will be the accounting survivors of the Reorganization.
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[insert pro forma financial information for The Focus Smid-Cap Growth Equity Portfolio/Jackson Square SMID-Cap Growth Fund]

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4

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(1)	(b)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)
Investment Advisory Agreement between the Trust, on behalf of the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, and Jackson Square Partners, LLC – incorporated by reference to Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A  filed on March 29, 2016

1

(6)	(b)
Operating Expenses Limitation Agreement between the Trust, on behalf of Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, and Jackson Square Partners, LLC – incorporated by reference to Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A  filed on March 29, 2016

(7)
Distribution Agreement between the Trust, on behalf of the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Partners U.S. Growth Fund, and Quasar Distributors, LLC – incorporated by reference to Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A  filed on March 29, 2016

(8)		Not applicable.
(9)	(a)	Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)
First Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(c)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(d)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(e)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(f)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(g)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(h)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

2

(i)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(j)
Tenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(k)
Eleventh Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(l)
Twelfth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(m)
Thirteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(n)
Fourteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(o)
Fifteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(p)
Sixteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(q)
Seventeenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(r)
Eighteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(s)
Nineteenth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(t)
Twentieth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

3

(u)
Twenty-first Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(v)
Twenty-second Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(w)
Twenty-third Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

(x)
Twenty-fourth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2015

(y)
Twenty-fifth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 194 to Registrant’s Registration Statement on Form N-1A filed on December 21, 2015

(z)
Twenty-sixth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 196 to Registrant’s Registration Statement on Form N-1A filed on December 23, 2015

(aa)
Twenty-seventh Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 218 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2016

(bb)
Twenty-eighth Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016

(10)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015
(11)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Jackson Square Select 20 Growth Fund, Jackson Square SMID-Cap Growth Fund, and Jackson Square Large-Cap Growth Fund – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016

(12)		Opinion and Consent of Ropes & Gray LLP regarding tax matters – to be filed
(13)	(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

4

(i)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(ii)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(iii)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(iv)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(v)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(vi)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(vii)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(viii)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(ix)
Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(x)
Eleventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(xi)
Twelfth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(xii)
Thirteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

5

(xiii)
Fourteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(xiv)
Fifteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(xv)
Sixteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(xvi)
Seventeenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(xvii)
Eighteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

(xviii)
Nineteenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(xix)
Twentieth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(xx)
Twenty-first Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(xxi)
Twenty-second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(xxii)
Twenty-third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

6

(xxiii)
Twenty-fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2015

(xxiv)
Twenty-fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 194 to Registrant’s Registration Statement on Form N-1A filed on December 21, 2015

(xxv)
Twenty-sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 196 to Registrant’s Registration Statement on Form N-1A filed on December 23, 2015

(xxvi)
Twenty-seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016

(b)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(ii)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(iii)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(iv)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(v)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(vi)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

7

(vii)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(viii)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(ix)
Tenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(x)
Eleventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on August 8, 2013

(xi)
Twelfth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2013

(xii)
Thirteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2013

(xiii)
Fourteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2013

(xiv)
Fifteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed on December 9, 2013

(xv)
Sixteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2013

(xvi)
Seventeenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2014

(xvii)
Eighteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on April 9, 2014

8

(xviii)
Nineteenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on April 23, 2014

(xix)
Twentieth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed on August 25, 2014

(xx)
Twenty-first Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 153 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2014

(xxi)
Twenty-second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 156 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2014

(xxii)
Twenty-third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 179 to Registrant’s Registration Statement on Form N-1A filed on September 25, 2015

(xxiii)
Twenty-fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 193 to Registrant’s Registration Statement on Form N-1A filed on December 18, 2015

(xxiv)
Twenty-fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 194 to Registrant’s Registration Statement on Form N-1A filed on December 21, 2015

(xxv)
Twenty-sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 196 to Registrant’s Registration Statement on Form N-1A filed on December 23, 2015

(xxvi)
Twenty-seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 219 to Registrant’s Registration Statement on Form N-1A filed on March 29, 2016

(14)		Consent of Independent Registered Public Accounting Firm is filed herewith
(15)		Not applicable.
(16)
Power of Attorneys for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 18, 2015 – incorporated herein by reference from Post-Effective Amendment No. 217 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016

9

(17)	Form of Proxy Card is filed herewith.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

10

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the 25th day of May, 2016.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the 25th day of May, 2016.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

11

PART C
EXHIBIT INDEX

Exhibit Number	Description
(14)	Consent of Independent Registered Public Accounting Firm
(17)	Form of Proxy Card

12